UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 61.2%
Aerospace & Defense — 1.1%
14,500	Honeywell International, Inc.	$503,150
13,200	The Boeing Co.	566,412
5,562	United Technologies Corp.	302,962

		1,372,524

Air Freight & Logistics — 0.6%
1,100	C.H. Robinson Worldwide, Inc.(a)	59,983
12,900	United Parcel Service, Inc. Class B	693,117

		753,100

Auto Components — 0.1%
3,200	Johnson Controls, Inc.	82,816

Automobiles — 0.2%
29,000	Ford Motor Co.*	232,000
3,100	Harley-Davidson, Inc.	70,060

		302,060

Beverages — 1.5%
11,100	PepsiCo, Inc.	629,925
26,800	The Coca-Cola Co.	1,335,712

		1,965,637

Biotechnology* — 0.5%
6,100	Amgen, Inc.	380,091
2,900	Celgene Corp.	165,184
1,800	Vertex Pharmaceuticals, Inc.	64,818

		610,093

Building Products — 0.5%
43,800	Masco Corp.	610,134

Capital Markets — 1.9%
7,300	Bank of New York Mellon Corp.	199,582
1,800	BlackRock, Inc.	342,972
7,700	Franklin Resources, Inc.	682,836
5,600	Jefferies Group, Inc.*	128,016
15,100	Morgan Stanley & Co.	430,350
3,600	State Street Corp.	181,080
5,900	T. Rowe Price Group, Inc.	275,589
12,500	TD Ameritrade Holding Corp.*	231,750

		2,472,175

Chemicals — 1.8%
3,400	Air Products & Chemicals, Inc.	253,640
37,700	E.I. du Pont de Nemours & Co.	1,166,061
5,100	Eastman Chemical Co.(a)	253,266
26,600	Huntsman Corp.	163,324
24,300	The Dow Chemical Co.	514,431
700	The Mosaic Co.	36,505

		2,387,227

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 1.7%
12,200	BB&T Corp.	$279,136
5,800	Comerica, Inc.	138,272
5,591	First Horizon National Corp.	71,677
1,800	M&T Bank Corp.	104,976
6,000	Marshall & Ilsley Corp.	36,240
19,900	U.S. Bancorp	406,159
43,000	Wells Fargo & Co.	1,051,780
4,600	Zions Bancorp	62,468

		2,150,708

Commercial Services & Supplies — 0.7%
3,800	Avery Dennison Corp.	101,574
9,200	Pitney Bowes, Inc.	189,980
41,720	R.R. Donnelley & Sons Co.	579,908

		871,462

Communications Equipment — 1.6%
64,207	Cisco Systems, Inc.*	1,413,196
1,000	Juniper Networks, Inc.*	26,130
12,200	QUALCOMM, Inc.	563,762

		2,003,088

Computers & Peripherals — 3.3%
12,705	Apple, Inc.*	2,075,870
32,500	Dell, Inc.*	434,850
10,400	EMC Corp.*	156,624
9,700	Hewlett-Packard Co.	420,010
7,800	International Business Machines Corp.	919,854
3,500	NetApp, Inc.*	78,610
4,000	SanDisk Corp.*	71,280
13,100	Sun Microsystems, Inc.*	120,127
1,200	Western Digital Corp.*	36,300

		4,313,525

Construction & Engineering — 0.1%
2,900	Fluor Corp.	153,120

Consumer Finance — 0.5%
13,800	American Express Co.	390,954
8,700	AmeriCredit Corp.*	136,503
2,700	Capital One Financial Corp.	82,890

		610,347

Containers & Packaging — 0.1%
8,900	Packaging Corp. of America	175,063

Diversified Financial Services — 2.4%
96,900	Bank of America Corp.	1,433,151
2,800	CME Group, Inc.	780,724
22,000	JPMorgan Chase & Co.	850,300
1,400	MSCI, Inc.*	39,130

		3,103,305

Diversified Telecommunication Services — 2.7%
40,550	AT&T, Inc.(b)	1,063,627
11,936	CenturyTel, Inc.	374,671

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
48,400	Qwest Communications International, Inc.(a)	$186,824
21,500	Verizon Communications, Inc.	689,505
131,400	Windstream Corp.	1,152,378

		3,467,005

Electric Utilities — 1.7%
53,700	Duke Energy Corp.	831,276
8,900	FPL Group, Inc.	504,363
1,400	Hawaiian Electric Industries, Inc.	25,018
11,900	Pepco Holdings, Inc.	171,122
3,800	Pinnacle West Capital Corp.	121,448
9,800	Progress Energy, Inc.	386,512
6,200	Southern Co.	194,680

		2,234,419

Electrical Equipment — 0.1%
1,900	Cooper Industries Ltd.	62,605
500	First Solar, Inc.*	77,195

		139,800

Electronic Equipment, Instruments & Components — 0.0%
2,600	Molex, Inc. Class A	43,264

Energy Equipment & Services — 1.1%
400	Diamond Offshore Drilling, Inc.	35,948
15,000	Halliburton Co.	331,350
5,800	National-Oilwell Varco, Inc.*	208,452
13,900	Schlumberger Ltd.	743,650
1,500	Smith International, Inc.	37,695
4,100	Weatherford International Ltd.*	76,916

		1,434,011

Food & Staples Retailing — 1.1%
17,800	CVS Caremark Corp.	595,944
3,400	SUPERVALU, Inc.	50,422
11,081	Wal-Mart Stores, Inc.	552,720
7,600	Walgreen Co.	235,980

		1,435,066

Food Products — 1.0%
6,300	ConAgra Foods, Inc.	123,669
1,200	H.J. Heinz Co.	46,152
6,500	Kellogg Co.	308,750
23,000	Kraft Foods, Inc.	651,820
19,700	Sara Lee Corp.	209,608

		1,339,999

Gas Utilities — 0.1%
2,300	ONEOK, Inc.	76,130

Health Care Equipment & Supplies — 1.1%
1,400	Baxter International, Inc.	78,918
11,500	Boston Scientific Corp.*	123,510

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
1,800	Covidien PLC	$68,058
1,600	Hill-Rom Holdings, Inc.	27,424
27,200	Medtronic, Inc.	963,424
1,400	St. Jude Medical, Inc.*	52,794
1,200	Teleflex, Inc.	57,552

		1,371,680

Health Care Providers & Services — 1.0%
2,300	Aetna, Inc.	62,031
3,300	CIGNA Corp.	93,720
1,580	Express Scripts, Inc.*	110,663
800	Humana, Inc.*	26,280
5,300	Medco Health Solutions, Inc.*	280,158
1,100	Quest Diagnostics, Inc.	60,082
12,700	UnitedHealth Group, Inc.	356,362
6,600	WellPoint, Inc.*	347,424

		1,336,720

Hotels, Restaurants & Leisure — 0.8%
2,400	Carnival Corp.	67,176
8,300	International Game Technology	163,925
13,700	McDonald’s Corp.	754,322
2,600	Yum! Brands, Inc.	92,196

		1,077,619

Household Durables — 0.3%
2,500	D.R. Horton, Inc.	28,975
10,100	Leggett & Platt, Inc.	175,235
2,600	Newell Rubbermaid, Inc.	33,462
2,400	Whirlpool Corp.(a)	137,016

		374,688

Household Products — 1.9%
16,000	Kimberly-Clark Corp.	935,200
700	The Clorox Co.	42,707
27,400	The Procter & Gamble Co.	1,520,974

		2,498,881

Industrial Conglomerates — 1.4%
7,400	3M Co.	521,848
47,900	General Electric Co.	641,860
17,100	Textron, Inc.	229,824
11,700	Tyco International Ltd.	353,574

		1,747,106

Insurance — 1.4%
4,700	Aflac, Inc.	177,942
1,300	Arthur J. Gallagher & Co.	29,770
7,400	Cincinnati Financial Corp.	178,710
2,500	Lincoln National Corp.	52,975
3,900	Loews Corp.	117,078
2,600	MetLife, Inc.	88,270
28,100	Old Republic International Corp.	290,554
2,700	Principal Financial Group, Inc.	63,990
3,900	Protective Life Corp.	58,305

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
6,300	Prudential Financial, Inc.	$278,901
6,000	The Allstate Corp.	161,460
6,800	The Hartford Financial Services Group, Inc.	112,132
2,200	The Travelers Cos., Inc.	94,754
3,800	XL Capital Ltd.	53,504

		1,758,345

Internet & Catalog Retail* — 0.2%
2,900	Amazon.com, Inc.	248,704

Internet Software & Services* — 1.3%
3,300	Google, Inc.(b)	1,462,065
12,100	Yahoo!, Inc.	173,272

		1,635,337

IT Services — 0.1%
1,700	Visa, Inc.	111,282

Life Sciences Tools & Services* — 0.1%
600	Life Technologies Corp.	27,318
1,800	Thermo Fisher Scientific, Inc.	81,504

		108,822

Machinery — 1.4%
21,300	Caterpillar, Inc.	938,478
10,200	Deere & Co.	446,148
9,800	Illinois Tool Works, Inc.	397,390
1,500	PACCAR, Inc.	51,975

		1,833,991

Media — 1.3%
34,100	Comcast Corp.	506,726
14,700	Comcast Corp. Special Class A	205,653
28,200	News Corp.	291,306
15,900	News Corp. Class B(a)	191,118
3,600	Regal Entertainment Group	44,784
3,100	The McGraw-Hill Cos., Inc.	97,185
2,226	Time Warner Cable, Inc.	73,592
11,466	Time Warner, Inc.	305,683

		1,716,047

Metals & Mining — 0.7%
5,600	Freeport-McMoRan Copper & Gold, Inc.	337,680
1,000	Newmont Mining Corp.	41,350
4,100	Nucor Corp.	182,327
3,500	Royal Gold, Inc.	143,780
6,500	Southern Copper Corp.(a)	167,440

		872,577

Multi-Utilities — 1.3%
17,900	CenterPoint Energy, Inc.	215,695
9,700	Consolidated Edison, Inc.	381,792
3,200	DTE Energy Co.	110,272
8,400	Integrys Energy Group, Inc.	283,752

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — (continued)
45,000	NiSource, Inc.	$580,050
900	Public Service Enterprise Group, Inc.	29,205
3,600	TECO Energy, Inc.	48,564

		1,649,330

Multiline Retail — 0.6%
2,200	J.C. Penney Co., Inc.	66,330
2,700	Kohl’s Corp.*	131,085
3,700	Nordstrom, Inc.	97,828
9,900	Target Corp.	431,838

		727,081

Office Electronics — 0.1%
16,000	Xerox Corp.	131,040

Oil, Gas & Consumable Fuels — 5.8%
8,500	Anadarko Petroleum Corp.	409,700
9,500	Chesapeake Energy Corp.	203,680
18,114	Chevron Corp.	1,258,379
24,900	ConocoPhillips	1,088,379
33,202	Exxon Mobil Corp.	2,337,089
4,500	Marathon Oil Corp.	145,125
1,700	Massey Energy Co.(a)	45,220
1,200	Murphy Oil Corp.	69,840
400	Noble Energy, Inc.	24,448
15,700	Occidental Petroleum Corp.	1,120,038
2,100	Peabody Energy Corp.	69,531
2,700	Southwestern Energy Co.*	111,861
30,200	Spectra Energy Corp.	554,472
1,500	XTO Energy, Inc.	60,345

		7,498,107

Paper & Forest Products — 0.2%
13,900	MeadWestvaco Corp.	270,911

Personal Products — 0.1%
3,200	Avon Products, Inc.	103,616

Pharmaceuticals — 5.3%
4,200	Abbott Laboratories	188,958
1,100	Allergan, Inc.	58,773
62,200	Bristol-Myers Squibb Co.	1,352,228
43,100	Eli Lilly & Co.	1,503,759
14,800	Johnson & Johnson	901,172
10,100	Merck & Co., Inc.	303,101
92,400	Pfizer, Inc.	1,471,932
18,000	Schering-Plough Corp.	477,180
13,200	Wyeth	614,460

		6,871,563

Real Estate Investment Trusts — 0.7%
2,400	AMB Property Corp.	47,544
1,300	Boston Properties, Inc.	68,770
12,400	Duke Realty Corp.	117,676
8,500	HCP, Inc.	218,960
47,400	HRPT Properties Trust	228,468
2,640	Simon Property Group, Inc.	147,101

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
1,039	Vornado Realty Trust	$53,010

		881,529

Road & Rail — 0.2%
2,500	CSX Corp.	100,300
2,700	Union Pacific Corp.	155,304

		255,604

Semiconductors & Semiconductor Equipment — 2.1%
5,500	Analog Devices, Inc.	150,535
87,200	Intel Corp.	1,678,600
2,300	MEMC Electronic Materials, Inc.*	40,526
28,600	Microchip Technology, Inc.	770,198
12,000	Micron Technology, Inc.*	76,680

		2,716,539

Software — 2.6%
4,000	Adobe Systems, Inc.*	129,680
64,940	Microsoft Corp.	1,527,389
77,200	Oracle Corp.	1,708,436

		3,365,505

Specialty Retail — 1.3%
3,300	American Eagle Outfitters, Inc.	47,487
4,500	Best Buy Co., Inc.	168,165
11,100	Limited Brands, Inc.(a)	143,634
23,300	Staples, Inc.	489,766
30,600	The Home Depot, Inc.	793,764
2,200	The TJX Cos., Inc.	79,706

		1,722,522

Textiles, Apparel & Luxury Goods — 0.2%
4,000	NIKE, Inc. Class B	226,560
600	VF Corp.	38,814

		265,374

Thrifts & Mortgage Finance — 0.2%
3,700	Hudson City Bancorp, Inc.	52,022
13,200	New York Community Bancorp, Inc.	144,408

		196,430

Tobacco — 1.1%
44,400	Altria Group, Inc.	778,332
400	Lorillard, Inc.	29,488
4,300	Philip Morris International, Inc.	200,380
10,000	Reynolds American, Inc.	435,100

		1,443,300

Wireless Telecommunication Services* — 0.0%
12,600	Sprint Nextel Corp.	50,400

TOTAL COMMON STOCKS		$78,946,728

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — 8.3%
Aerospace/Defense(c) — 0.0%
Alliant Techsystems, Inc.
	$62,000	6.750%	04/01/16	$58,745

Banks — 1.2%
ANZ Capital Trust I(c)(d)
	175,000	4.484	01/29/49	170,311
Astoria Financial Corp.(c)
	150,000	5.750	10/15/12	136,921
Bank of America Corp.
	75,000	7.625	06/01/19	81,347
Citigroup, Inc.
	100,000	5.300	10/17/12	99,556
HSBC Bank USA NA
	100,000	6.000	08/09/17	101,173
JPMorgan Chase & Co.
	50,000	6.000	01/15/18	52,878
	125,000	6.300	04/23/19	135,797
Resona Bank Ltd.(c)(d)(e)
EUR	175,000	4.125	09/27/49	194,553
	$75,000	5.850	09/29/49	59,250
Royal Bank of Scotland Group PLC(c)
	125,000	9.118	03/31/49	115,000
Wachovia Bank NA
	175,000	6.600	01/15/38	176,810
Wachovia Corp.
	50,000	5.500	05/01/13	52,402
Wells Fargo Capital XIII(c)(e)
	150,000	7.700	12/29/49	129,750

				1,505,748

Brokerage — 1.0%
Bear Stearns & Co., Inc.
	375,000	7.250	02/01/18	417,668
Merrill Lynch & Co., Inc.
	100,000	6.400	08/28/17	98,210
	300,000	6.875	04/25/18	306,344
Morgan Stanley & Co.(c)
	300,000	6.625	04/01/18	321,883
	100,000	7.300	05/13/19	112,646

				1,256,751

Chemicals(c) — 0.1%
The Dow Chemical Co.
	125,000	7.600	05/15/14	135,827

Consumer Products(c) — 0.0%
Whirlpool Corp.
	25,000	8.000	05/01/12	26,340
	25,000	8.600	05/01/14	26,836

				53,176

Electric(c) — 0.7%
Arizona Public Service Co.
	100,000	5.800	06/30/14	103,177
	75,000	6.250	08/01/16	74,996

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Electric(c) — (continued)
CenterPoint Energy, Inc. Series B
$25,000	7.250%	09/01/10	$25,558
Commonwealth Edison Co.
175,000	5.400	12/15/11	182,430
MidAmerican Energy Holdings Co.
25,000	5.950	05/15/37	25,812
Nevada Power Co. Series L
100,000	5.875	01/15/15	102,444
NiSource Finance Corp.
50,000	10.750	03/15/16	58,238
Pacific Gas & Electric Co.
100,000	6.250	03/01/39	111,395
Progress Energy, Inc.
100,000	5.625	01/15/16	105,090
75,000	7.000	10/30/31	83,954
Puget Sound Energy, Inc.(e)
50,000	6.974	06/01/67	36,546

			909,640

Energy(c) — 0.6%
Canadian Natural Resources Ltd.
100,000	5.700	05/15/17	104,783
50,000	6.500	02/15/37	53,952
Dolphin Energy Ltd.(d)
100,000	5.888	06/15/19	100,000
Petroleos Mexicanos(d)
200,000	8.000	05/03/19	227,260
Transocean, Inc.
125,000	6.800	03/15/38	142,064
Valero Energy Corp.
175,000	6.625	06/15/37	155,521

			783,580

Financial — 0.1%
International Lease Finance Corp.
100,000	4.950	02/01/11	81,000

Food & Beverage(c)(d) — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
200,000	7.750	01/15/19	233,599

Gaming — 0.1%
International Game Technology
75,000	7.500	06/15/19	79,827

Health Care — Medical Products(d) — 0.1%
CareFusion Corp.
150,000	6.375	08/01/19	158,207

Life Insurance(c) — 0.1%
Americo Life, Inc.(d)
50,000	7.875	05/01/13	32,923
Phoenix Life Insurance Co.(d)
125,000	7.150	12/15/34	34,375

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance(c) — (continued)
Reinsurance Group of America, Inc.(e)
	$75,000	6.750%	12/15/65	$48,370

				115,668

Media – Cable — 0.5%
Comcast Cable Communications Holdings, Inc.
	125,000	10.625	07/15/12	150,964
	125,000	9.455	11/15/22	157,100
Cox Communications, Inc.(c)(d)
	275,000	6.250	06/01/18	291,209
Rogers Communications, Inc.(c)
	50,000	6.800	08/15/18	57,252

				656,525

Media-Non Cable(c) — 0.2%
EchoStar DBS Corp.
	125,000	7.125	02/01/16	121,250
Thomson Reuters Corp.
	150,000	6.500	07/15/18	165,596

				286,846

Metals & Mining(c) — 0.2%
ArcelorMittal
	225,000	6.125	06/01/18	217,316
GrafTech Finance, Inc.
	13,000	10.250	02/15/12	12,545
Xstrata Canada Corp.
	75,000	7.250	07/15/12	75,750

				305,611

Noncaptive-Financial — 0.2%
SLM Corp.
	150,000	5.450	04/25/11	129,399
OJSC Vimpel Communications
	100,000	8.250	05/23/16	89,875

				219,274

Packaging(c)(e) — 0.1%
Impress Holdings BV
EUR	125,000	4.121	09/15/13	163,909

Pharmaceuticals(c)(d) — 0.1%
Roche Holdings, Inc.
	$100,000	6.000	03/01/19	110,901

Pipelines — 0.6%
Boardwalk Pipelines LP(c)
	175,000	5.875	11/15/16	165,798
El Paso Natural Gas Co.
	75,000	7.500	11/15/26	80,145
Energy Transfer Partners LP(c)
	200,000	5.950	02/01/15	211,486
	50,000	9.000	04/15/19	61,100
Enterprise Products Operating LP(c)(e)
	100,000	8.375	08/01/66	81,536
	100,000	7.034	01/15/68	80,408

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
Tennessee Gas Pipeline Co.(c)
$50,000	7.000%	10/15/28	$51,229
TransCanada PipeLines Ltd.(c)
75,000	7.625	01/15/39	95,253

			826,955

Property/Casualty Insurance — 0.6%
Arch Capital Group Ltd.(c)
100,000	7.350	05/01/34	85,329
Aspen Insurance Holdings Ltd.(c)
100,000	6.000	08/15/14	94,812
Catlin Insurance Co. Ltd.(c)(d)(e)
75,000	7.249	12/31/49	39,750
CNA Financial Corp.
30,000	6.950	01/15/18	24,563
50,000	7.250	11/15/23	36,526
Endurance Specialty Holdings Ltd.(c)
100,000	6.150	10/15/15	89,123
QBE Insurance Group Ltd.(c)(d)(e)
225,000	5.647	07/01/23	180,811
Swiss Re Capital I LP(c)(d)(e)
125,000	6.854	05/29/49	75,000
The Chubb Corp.(c)(e)
100,000	6.375	03/29/67	81,000

			706,914

Real Estate Investment Trusts(c) — 0.4%
Arden Realty LP
75,000	9.150	03/01/10	77,608
Reckson Operating Partnership LP
92,000	5.150	01/15/11	86,227
Simon Property Group LP
125,000	6.125	05/30/18	118,191
Westfield Capital Corp.(d)
125,000	5.125	11/15/14	115,003
Westfield Group(d)
150,000	5.400	10/01/12	150,774

			547,803

Tobacco — 0.3%
Altria Group, Inc.
100,000	9.700	11/10/18	121,601
BAT International Finance PLC(c)(d)
125,000	9.500	11/15/18	155,751
Philip Morris International, Inc.
125,000	5.650	05/16/18	132,991

			410,343

Wireless Telecommunications(c) — 0.4%
AT&T, Inc.
325,000	6.400	05/15/38	351,234
Verizon Wireless Capital LLC(d)
100,000	8.500	11/15/18	126,990

			478,224

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications(c) — 0.5%
Qwest Corp.
$50,000	8.875%	03/15/12	$51,875
Telecom Italia Capital
225,000	4.950	09/30/14	228,239
150,000	7.721	06/04/38	169,041
Verizon Communications, Inc.
125,000	6.400	02/15/38	136,984

			586,139

TOTAL CORPORATE BONDS			$10,671,212

Mortgage-Backed Obligations — 22.3%

Collateralized Mortgage Obligations — 7.8%

Adjustable Rate Non-Agency(e) — 4.6%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$21,822	4.253%	04/25/34	$18,217
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
51,272	5.085	06/25/35	34,676
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1
804,401	6.074	09/25/47	458,244
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
599,961	4.126	02/25/37	537,853
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
286,020	0.585	08/25/35	148,016
Countrywide Alternative Loan Trust Series 2005-38, Class A3
322,814	0.635	09/25/35	168,068
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
27,101	4.470	11/20/34	22,284
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
49,233	4.887	08/20/35	32,000
Granite Master Issuer PLC Series 2006-1A, Class A5(d)
460,272	0.359	12/20/54	343,999
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
593,505	5.264	09/25/35	390,756
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
404,050	0.545	01/25/36	229,804
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
646,952	4.732	07/25/35	575,628
Lehman XS Trust Series 2005-7N, Class 1A1A
219,690	0.555	12/25/35	110,436
Lehman XS Trust Series 2007-16N, Class 2A2
917,201	1.135	09/25/47	411,406
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
6,270	0.665	11/25/34	4,913
Merrill Lynch Alternative Note Asset Series 2007-0AR3, Class A1
618,948	0.475	07/25/47	283,872
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
510,041	2.210	01/25/46	269,995

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(e) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
$29,876	3.759%	05/25/34	$25,691
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
323,301	3.747	06/25/34	258,557
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
35,156	5.284	11/25/34	28,535
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
102,462	4.012	11/25/33	85,164
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
40,871	3.141	06/25/34	35,824
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
358,998	0.575	07/25/45	213,923
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
555,187	0.605	08/25/45	331,429
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
309,291	0.555	12/25/45	184,584
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
778,153	6.584	12/28/37	458,020
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
249,190	3.942	10/25/35	224,226

			5,886,120

Interest Only(f) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
99,186	5.500	06/25/33	11,393
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(d)(e)
1,932,888	1.148	03/13/40	35,644
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
192,635	5.250	07/25/33	20,915
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(e)(g)
68,414	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(e)(g)
94,565	0.000	08/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(d)(e)
1,028,323	1.692	05/15/38	14,590
FHLMC REMIC Series 2575, Class IB
71,463	5.500	08/15/30	2,492
FNMA REMIC Series 2004-47, Class EI(e)(g)
205,016	0.000	06/25/34	2,105
FNMA REMIC Series 2004-62, Class DI(e)(g)
116,827	0.000	07/25/33	1,556

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(f) — (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(e)
$74,746	0.123%	08/25/33	$106
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(e)
31,755	0.320	07/25/33	117
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(d)(e)
2,225,511	1.401	02/11/36	47,766

			136,684

Inverse Floaters(e) — 0.2%
FNMA REMIC Series 1993-248, Class SA
101,957	5.868	08/25/23	96,141
GNMA Series 2001-48, Class SA
20,397	25.553	10/16/31	28,567
GNMA Series 2001-51, Class SA
31,818	31.254	10/16/31	44,664
GNMA Series 2001-51, Class SB
39,929	25.553	10/16/31	55,394
GNMA Series 2001-59, Class SA
30,814	25.391	11/16/24	41,632
GNMA Series 2002-13, Class SB
13,208	36.225	02/16/32	20,605

			287,003

Regular Floater(e)(g) — 0.1%
FHLMC REMIC Series 3038, Class XA
52,324	0.000	09/15/35	45,851
FHLMC REMIC Series 3325, Class SX
62,247	0.000	06/15/37	55,554

			101,405

Sequential Fixed Rate — 2.8%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
541,829	6.000	03/25/35	384,508
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
464,573	6.000	08/25/37	327,481
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
1,000,000	5.334	11/10/45	958,762
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
1,000,000	6.278	11/15/39	1,035,743
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	977,076

			3,683,570

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$10,094,782

Federal Agencies — 14.5%

Adjustable Rate FHLMC(e) — 0.4%
474,415	4.287	08/01/35	488,180

Adjustable Rate FNMA(e) — 1.0%
20,382	5.290	09/01/32	21,006

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(e) — (continued)
$164,287	5.321%	12/01/33	$168,113
264,967	4.881	01/01/34	275,110
391,667	3.950	02/01/34	403,811
377,786	4.576	01/01/35	389,670

			1,257,710

Adjustable Rate GNMA(e) — 0.7%
18,697	5.375	06/20/23	19,468
8,238	4.625	07/20/23	8,522
8,581	4.625	08/20/23	8,878
22,671	4.625	09/20/23	23,439
6,567	4.375	03/20/24	6,838
58,421	5.375	04/20/24	60,830
7,159	5.375	05/20/24	7,454
60,243	5.375	06/20/24	62,727
31,630	4.625	07/20/24	32,715
45,255	4.625	08/20/24	46,846
14,262	4.625	09/20/24	14,752
17,428	4.125	11/20/24	18,016
14,748	4.125	12/20/24	15,310
12,314	4.375	01/20/25	12,822
5,944	4.375	02/20/25	6,189
21,158	5.375	05/20/25	22,031
14,824	4.625	07/20/25	15,353
7,479	4.375	02/20/26	7,788
401	4.625	07/20/26	415
22,688	4.375	01/20/27	23,624
7,433	4.375	02/20/27	7,739
60,072	5.375	04/20/27	62,550
7,317	5.375	05/20/27	7,619
6,861	5.375	06/20/27	7,144
2,265	4.125	11/20/27	2,345
9,191	4.125	12/20/27	9,525
19,322	4.375	01/20/28	20,119
6,260	4.250	02/20/28	6,518
7,360	4.375	03/20/28	7,664
37,347	4.625	07/20/29	38,707
14,945	4.625	08/20/29	15,489
4,779	4.625	09/20/29	4,953
18,804	4.125	10/20/29	19,482
23,870	4.125	11/20/29	24,722
5,763	4.125	12/20/29	5,968
7,667	4.250	01/20/30	7,983
3,876	4.250	02/20/30	4,036
15,573	4.250	03/20/30	16,216
24,412	5.375	04/20/30	25,418
61,781	5.375	05/20/30	64,330
5,937	5.375	06/20/30	6,182
51,566	4.625	07/20/30	53,438
7,738	4.625	09/20/30	8,016
15,488	3.875	10/20/30	15,972

			856,152

FHLMC — 2.9%
52,023	8.000	07/01/15	56,311
11,089	7.000	12/01/15	11,763
60,160	6.500	07/01/16	64,061
31,398	7.500	03/01/27	34,983

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$104,715	7.000%	04/01/31	$114,700
171,431	7.000	07/01/32	187,456
322,558	6.500	04/01/34	345,625
1,401	5.500	01/01/37	1,460
3,588	5.500	03/01/37	3,750
19,670	5.500	04/01/37	20,523
125,106	5.500	05/01/37	129,721
1,632	5.500	06/01/37	1,705
42,781	5.500	07/01/37	44,536
3,368	5.500	08/01/37	3,505
41,941	6.000	11/01/37	44,161
35,327	5.500	12/01/37	36,819
47,481	5.500	02/01/38	49,518
119,956	5.500	03/01/38	124,375
89,493	5.000	04/01/38	91,884
55,010	5.500	04/01/38	57,367
32,203	5.500	05/01/38	33,579
239,793	5.500	06/01/38	250,122
8,177	5.500	08/01/38	8,507
17,937	5.500	10/01/38	18,698
176,466	5.500	12/01/38	183,621
36,938	5.500	01/01/39	38,436
14,444	5.500	02/01/39	15,029
293,903	5.000	03/01/39	301,848
1,080,333	5.000	04/01/39	1,110,276
2,744	5.500	04/01/39	2,871
99,373	5.000	05/01/39	102,245
299,239	5.000	06/01/39	307,702

			3,797,157

FNMA — 8.0%
19,386	7.000	01/01/16	20,955
604,537	4.000	09/01/18	621,778
333,362	6.000	09/01/19	356,009
416,399	6.000	12/01/20	444,688
819,458	4.500	06/01/23	842,634
257,662	5.500	09/01/23	270,981
91,313	5.500	10/01/23	96,303
58,005	7.000	11/01/30	63,195
108,914	7.500	03/01/31	118,389
294,067	5.500	12/01/32	305,960
598,266	6.000	04/01/35	630,770
262,405	6.000	11/01/35	277,356
675,514	5.500	09/01/36	702,835
19,284	5.500	01/01/37	20,087
28,682	5.500	04/01/37	29,858
221,867	5.500	05/01/37	230,967
96,750	6.000	06/01/37	101,962
48,033	6.000	08/01/37	50,591
37,297	6.000	10/01/37	39,139
34,110	6.000	11/01/37	35,921
24,398	6.000	02/01/38	25,694
332,498	5.500	03/01/38	346,019
754,565	5.500	04/01/38	782,068
21,903	5.500	05/01/38	22,788
420,755	6.000	06/01/38	441,130
24,318	6.000	07/01/38	25,495
29,423	5.500	08/01/38	30,612

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$31,425	5.500%	09/01/38	$32,704
68,857	6.000	09/01/38	72,444
91,734	5.500	10/01/38	95,521
92,577	5.500	12/01/38	96,331
1,824,813	5.000	01/01/39	1,877,725
80,350	5.500	01/01/39	83,608
28,214	5.000	05/01/39	28,998
39,806	5.000	06/01/39	40,913
31,559	5.000	07/01/39	32,436
1,000,000	5.000	TBA-30yr(h)	1,019,844

			10,314,708

GNMA — 1.5%
247,176	6.000	08/15/38	259,862
340,322	6.000	09/15/38	357,788
34,788	5.000	05/15/39	35,907
165,213	5.000	06/15/39	170,656
1,097,637	5.000	06/20/39	1,129,537

			1,953,750

TOTAL FEDERAL AGENCIES			$18,667,657

TOTAL MORTGAGE-BACKED OBLIGATIONS			$28,762,439

Agency Debentures — 1.5%
FHLB
$300,000	3.625%	10/18/13	$312,711
FHLMC
400,000	3.000	07/28/14	403,743
500,000	4.750	01/19/16	537,252
FNMA(i)
50,000	0.000	10/09/19	27,875
Tennessee Valley Authority(b)
600,000	5.375	04/01/56	614,040

TOTAL AGENCY DEBENTURES			$1,895,621

Asset-Backed Securities — 2.0%

Credit Card — 1.3%
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
$1,700,000	4.950%	08/15/12	$1,712,770

Home Equity — 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(d)(e)
275,707	1.285	10/25/37	209,537
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(d)(e)
120,000	1.535	10/25/37	40,800
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(d)(e)
210,000	1.735	10/25/37	63,000
Countrywide Home Equity Loan Trust Series 2002-E, Class A(e)
75,038	0.548	10/15/28	39,099
Countrywide Home Equity Loan Trust Series 2003-D, Class A(e)
126,649	0.548	06/15/29	49,737

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(e)
$177,900	0.568%	02/15/34	$58,105
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
63,657	7.000	09/25/37	29,600
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
70,404	7.000	09/25/37	24,130
Household Home Equity Loan Trust Series 2007-3, Class APT(e)
327,792	1.489	11/20/36	248,011

			762,019

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
141,147	8.330	04/01/30	115,050

TOTAL ASSET-BACKED SECURITIES			$2,589,839

Foreign Debt Obligations — 2.6%

Sovereign — 0.8%
ANZ National (Int’l) Ltd.(d)
$200,000	3.250%	04/02/12	$204,942
Export Development Canada
100,000	3.125	04/24/14	100,604
Republic of Argentina
340,000	7.000	10/03/15	179,785
Republic of Peru
100,000	7.125	03/30/19	108,000
Societe Financement de l’Economie Francaise(d)
500,000	3.375	05/05/14	503,613

			1,096,944

Supranational — 1.8%
European Investment Bank
500,000	3.000	04/08/14	503,708
800,000	3.125	06/04/14	808,796
Inter-American Development Bank
500,000	3.000	04/22/14	499,822
International Finance Corp.
500,000	3.000	04/22/14	493,115

			2,305,441

TOTAL FOREIGN DEBT OBLIGATIONS			$3,402,385

Government Guarantee Obligations — 1.1%
Citigroup Funding, Inc.(j)
$300,000	2.250%	12/10/12	$299,160
General Electric Capital Corp.(j)
300,000	2.000	09/28/12	300,720
LeasePlan Corp. NV(d)(k)
300,000	3.000	05/07/12	303,814

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations — (continued)
Royal Bank of Scotland Group PLC(d)(k)
$500,000	2.625%	05/11/12	$502,068

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$1,405,762

Municipal Bonds — 0.0%

California — 0.0%
California State GO Bonds Build America Taxable Series 2009
$25,000	7.500%	04/01/34	$25,827
25,000	7.550	04/01/39	25,874

TOTAL MUNICIPAL BONDS			$51,701

U.S. Treasury Obligations — 0.9%
United States Treasury Inflation Protected Securities
$447,952	1.625%	01/15/15	$446,272
109,936	1.875	07/15/15	111,207
211,770	2.500	07/15/16	222,292
100,149	1.875	07/15/19	101,902
106,036	2.375	01/15/27	108,356
United States Treasury Principal-Only STRIPS(i)
200,000	0.000	11/15/21	117,391

TOTAL U.S. TREASURY OBLIGATIONS			$1,107,420

Repurchase Agreement(l) — 0.8%
Joint Repurchase Agreement Account II
$1,100,000	0.204%	08/03/09	$1,100,000
Maturity Value: $1,100,019

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$129,933,107

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(e) (m) — 0.7%
Boston Global Investment Trust - Enhanced Portfolio II
897,954	0.405%	895,260

TOTAL INVESTMENTS — 101.4%		$130,828,367

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,841,325)

NET ASSETS — 100.0%		$128,987,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,726,440, which represents approximately 3.7% of net assets as of July 31, 2009.

(e) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(f) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(h) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,019,844 which represents approximately 0.8% of net assets as of July 31, 2009.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(k) This debt is guaranteed under the Foreign Government Guaranteed program and is backed by the full faith and credit of the federal government of a foreign country.

(l) Joint repurchase agreement was entered into on July 31, 2009. Additional information appears in the Notes to the Schedule of Investments Section.

(m) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At July 31, 2009, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contract with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Euro	Sale	09/04/09	$228,491	$230,650	$(2,159)

FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	6	September 2009	$1,492,575	$1,260
Eurodollars	(1)	December 2009	(248,225)	(214)
S&P Mini 500 Index	2	September 2009	98,440	10,981
3 month Sterling	(12)	December 2009	(2,480,368)	(2,228)
3 month Sterling	12	December 2010	2,431,257	2,805
2 Year U.S. Treasury Notes	8	September 2009	1,732,625	(2,544)
5 Year U.S. Treasury Notes	(9)	September 2009	(1,038,445)	(1,025)
10 Year U.S. Treasury Notes	19	September 2009	2,228,344	(4,324)
30 Year U.S. Treasury Bonds	29	September 2009	3,451,000	63,133

TOTAL				$67,844

SWAP CONTRACTS — At July 31, 2009, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
								Upfront
		Notional			Payments	Payments		Payments
		Amount		Termination	received by	made by		made (received)	Unrealized
Swap Counterparty		(000s)		Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

						3 month
Banc of America Securities LLC		$4,000		04/06/12	4.736%	LIBOR	$356,755	$—	$356,755
Credit Suisse First Boston Corp.		400	(a)	12/17/29	3 month LIBOR	4.000%	11,680	26,969	(15,289)
		600	(a)	12/17/29	3 month LIBOR	4.000	17,520	16,926	594
Deutsche Bank Securities, Inc.	KRW	253,000		01/28/11	2.820%	3 month KWCDC	(1,537)	—	(1,537)
		550,000		06/26/11	3.693	3 month KWCDC	1,715	—	1,715
		219,234		07/06/11	3.620	3 month KWCDC	264	—	264
		366,287		07/07/11	3.626	3 month KWCDC	453	—	453
		$800	(a)	12/16/19	3 month LIBOR	3.500%	27,933	15,316	12,617
		100	(a)	12/17/29	3 month LIBOR	4.000	2,921	2,315	606
JPMorgan Securities, Inc.	KRW	246,000		01/28/11	2.830	3 month KWCDC	(1,465)	—	(1,465)
		200,000		06/15/11	3.900	3 month KWCDC	1,392	—	1,392
		540,000		06/22/11	3.720	3 month KWCDC	2,121	—	2,121
		174,212		07/08/11	3.660	3 month KWCDC	296	—	296
		$100	(a)	12/17/29	3 month LIBOR	4.000	2,920	(1,773)	4,693

TOTAL							$422,968	$59,753	$363,215

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2009.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

CREDIT DEFAULT SWAP CONTRACTS

					Credit		Upfront
		Notional	Rates (paid)		Spread at		Payments
	Referenced	Amount	received by	Termination	July 31, 2009(a)		made (received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)	Market Value	by the Fund	Loss

Protection Purchased:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	$3,000	(1.500)%	12/20/13	147	$(7,546)	$85,286	$(92,832)
Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	600	0.090	08/25/37	3,201	(405,247)	(133,338)	(271,909)
	ABX-HE-AAA 07-2 Index	500	0.760	01/25/38	3,130	(343,743)	(121,284)	(222,459)

TOTAL						$(756,536)	$(169,336)	$(587,200)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$119,898,221

Gross unrealized gain	19,509,733
Gross unrealized loss	(8,579,587)

Net unrealized security gain	$10,930,146

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 2.0%
2,451	Alliant Techsystems, Inc.*	$192,943
81,800	Lockheed Martin Corp.	6,115,368
106,635	Northrop Grumman Corp.	4,753,788
14,539	Rockwell Collins, Inc.	613,546
83,725	United Technologies Corp.	4,560,501

		16,236,146

Air Freight & Logistics — 3.1%
33,294	C.H. Robinson Worldwide, Inc.(a)	1,815,522
137,626	Expeditors International of Washington, Inc.	4,669,650
335,769	United Parcel Service, Inc. Class B(a)	18,040,868

		24,526,040

Auto Components — 1.1%
13,873	Autoliv, Inc.	496,792
58,697	Federal-Mogul Corp.*	829,389
5,800	Gentex Corp.	86,826
153,621	Johnson Controls, Inc.(a)	3,975,711
194,313	TRW Automotive Holdings Corp.*	3,270,288
4,846	WABCO Holdings, Inc.	92,122

		8,751,128

Automobiles — 0.0%
3,845	Thor Industries, Inc.	91,934

Beverages — 3.0%
314,026	Hansen Natural Corp.*(a)	9,737,946
177,127	PepsiCo., Inc.	10,051,957
79,232	The Coca-Cola Co.	3,948,923

		23,738,826

Biotechnology* — 6.4%
159,923	Amgen, Inc.	9,964,802
258,536	Biogen Idec, Inc.	12,293,387
19,830	Celgene Corp.	1,129,517
164,554	Genzyme Corp.	8,538,707
384,605	Gilead Sciences, Inc.	18,818,722
2,528	Myriad Genetics, Inc.	69,318

		50,814,453

Capital Markets — 3.0%
3,278	Affiliated Managers Group, Inc.*	216,414
36,082	Allied Capital Corp.	143,967
135,279	Eaton Vance Corp.(a)	3,871,685
164,502	Federated Investors, Inc. Class B	4,265,537
10,879	Franklin Resources, Inc.	964,750
259,426	SEI Investments Co.	4,903,151
201,285	T. Rowe Price Group, Inc.(a)	9,402,022

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
11,694	Waddell & Reed Financial, Inc.	$331,759

		24,099,285

Chemicals — 1.8%
38,503	CF Industries Holdings, Inc.	3,039,427
86,090	Eastman Chemical Co.	4,275,229
2,434	FMC Corp.	118,390
6,232	Huntsman Corp.	38,264
83,001	Monsanto Co.	6,972,084

		14,443,394

Commercial Banks — 0.1%
20,500	Wells Fargo & Co.	501,430

Communications Equipment — 4.1%
983,655	Cisco Systems, Inc.*	21,650,246
122,059	JDS Uniphase Corp.*	715,266
196,601	QUALCOMM, Inc.	9,084,932
218,456	Tellabs, Inc.*	1,267,045

		32,717,489

Computers & Peripherals — 8.5%
85,722	Apple, Inc.*(b)	14,006,118
795,948	Dell, Inc.*	10,649,784
153,057	EMC Corp.*	2,305,038
163,129	Hewlett-Packard Co.	7,063,486
162,453	International Business Machines Corp.	19,158,082
57,017	NetApp, Inc.*(a)	1,280,602
787,189	Seagate Technology	9,477,756
59,484	Sun Microsystems, Inc.*	545,468
12,058	Teradata Corp.*	296,265
98,361	Western Digital Corp.*	2,975,420

		67,758,019

Construction & Engineering* — 0.1%
17,193	Jacobs Engineering Group, Inc.	704,569
4,591	URS Corp.	232,305

		936,874

Consumer Finance — 0.0%
9,363	Discover Financial Services	111,232

Containers & Packaging — 0.0%
1,144	Ball Corp.	55,324
6,776	Packaging Corp. of America	133,284
5,724	Sonoco Products Co.	151,571

		340,179

Diversified Consumer Services* — 0.0%
3,136	Apollo Group, Inc.	216,509

Diversified Financial Services — 0.5%
1,211,733	Citigroup, Inc.	3,841,194

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — (continued)
9,842	Moody’s Corp.	$233,649

		4,074,843

Electric Utilities — 0.1%
8,642	Duke Energy Corp.	133,778
15,831	Exelon Corp.	805,165

		938,943

Electrical Equipment — 0.5%
5,470	Cooper Industries Ltd.	180,237
104,235	Emerson Electric Co.	3,792,069

		3,972,306

Electronic Equipment, Instruments & Components* — 1.8%
94,958	Arrow Electronics, Inc.	2,447,068
101,533	Avnet, Inc.	2,477,405
410,762	Ingram Micro, Inc.	6,909,017
62,403	Tech Data Corp.	2,179,737

		14,013,227

Energy Equipment & Services — 1.0%
183,353	Exterran Holdings, Inc.*	3,188,509
353,009	Patterson-UTI Energy, Inc.	4,875,054

		8,063,563

Food & Staples Retailing — 3.6%
476,136	Wal-Mart Stores, Inc.	23,749,664
159,649	Walgreen Co.	4,957,101

		28,706,765

Food Products — 1.0%
122,888	Archer-Daniels-Midland Co.(a)	3,701,386
25,947	Bunge Ltd.(a)	1,815,512
7,032	Campbell Soup Co.	218,203
44,432	Hormel Foods Corp.	1,595,553
85,365	Tyson Foods, Inc.	975,722

		8,306,376

Health Care Equipment & Supplies — 2.1%
14,478	Beckman Coulter, Inc.	911,969
53,261	Gen-Probe, Inc.*	1,977,048
13,609	Hill-Rom Holdings, Inc.	233,258
126,624	Hologic, Inc.*	1,860,107
5,640	IDEXX Laboratories, Inc.*(a)	280,985
95,374	Medtronic, Inc.	3,378,147
201,945	Stryker Corp.	7,851,622

		16,493,136

Health Care Providers & Services — 1.3%
9,161	Cardinal Health, Inc.	305,061
314,264	Coventry Health Care, Inc.*	7,228,072
62,269	Humana, Inc.*	2,045,537

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
8,202	Medco Health Solutions, Inc.*	$433,558

		10,012,228

Health Care Technology* — 0.1%
7,000	Cerner Corp.	455,560

Hotels, Restaurants & Leisure — 1.6%
133,049	Carnival Corp.	3,724,041
3,995	Marriott International, Inc.(a)	86,057
157,343	McDonald’s Corp.	8,663,306
3,169	Penn National Gaming, Inc.*	100,489

		12,573,893

Household Durables — 0.2%
77,766	Harman International Industries, Inc.	1,919,265

Household Products — 2.8%
189,264	Colgate-Palmolive Co.(a)	13,710,284
147,579	The Procter & Gamble Co.	8,192,110

		21,902,394

Industrial Conglomerates — 0.1%
10,619	Carlisle Cos., Inc.	332,693
17,876	Tyco International Ltd.	540,213

		872,906

Insurance — 0.2%
80,545	Unum Group	1,511,830

Internet & Catalog Retail* — 0.9%
57,551	Amazon.com, Inc.	4,935,574
331,801	Liberty Media Corp. — Interactive	2,209,794

		7,145,368

Internet Software & Services* — 2.7%
40,854	Google, Inc.	18,100,365
169,816	VeriSign, Inc.	3,471,039

		21,571,404

IT Services — 3.1%
663,640	Accenture Ltd.	23,273,855
71,750	NeuStar, Inc.*	1,627,290

		24,901,145

Life Sciences Tools & Services* — 0.2%
6,223	Illumina, Inc.	224,899
30,288	Thermo Fisher Scientific, Inc.	1,371,441

		1,596,340

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — 1.3%
51,284	AGCO Corp.*(a)	$1,613,395
5,760	Danaher Corp.	352,742
4,256	Eaton Corp.	220,972
2,466	Kennametal, Inc.	52,575
1,710	Navistar International Corp.*	67,613
221,171	The Toro Co.(a)	7,665,787

		9,973,084

Media — 1.7%
157,822	Comcast Corp.	2,345,235
12,987	News Corp.	134,156
36,341	News Corp. Class B(a)	436,819
82,022	Scripps Networks Interactive	2,647,670
299,774	Time Warner, Inc.	7,991,966

		13,555,846

Metals & Mining — 1.7%
42,204	Alcoa, Inc.	496,319
20,836	Allegheny Technologies, Inc.(a)	564,239
57,336	Commercial Metals Co.	948,337
11,466	Nucor Corp.	509,893
215,080	Reliance Steel & Aluminum Co.	7,250,347
69,185	Schnitzer Steel Industries, Inc.(a)	3,720,078

		13,489,213

Multiline Retail — 2.9%
89,269	Big Lots, Inc.*	2,056,758
194,494	Dollar Tree, Inc.*	8,970,063
371,398	Family Dollar Stores, Inc.	11,669,325

		22,696,146

Oil, Gas & Consumable Fuels — 3.0%
139,874	Alpha Natural Resources, Inc.*(a)	4,659,203
62,202	Cimarex Energy Co.	2,225,588
178,322	Devon Energy Corp.	10,358,725
93,726	Exxon Mobil Corp.	6,597,373
20,851	Valero Energy Corp.	375,318

		24,216,207

Pharmaceuticals — 6.6%
1,297	Abbott Laboratories	58,352
136,253	Bristol-Myers Squibb Co.	2,962,140
472,695	Eli Lilly & Co.	16,492,328
143,669	Forest Laboratories, Inc.*	3,710,970
196,440	Johnson & Johnson	11,961,232
46,108	Merck & Co., Inc.(a)	1,383,701
401,335	Pfizer, Inc.	6,393,267
325,329	Schering-Plough Corp.	8,624,472
13,045	Wyeth	607,245

		52,193,707

Shares	Description	Value
Common Stocks — (continued)
Professional Services — 1.2%
167,461	Manpower, Inc.	$8,029,755
46,107	Robert Half International, Inc.	1,142,992

		9,172,747

Real Estate Investment Trusts — 1.8%
1,986	AvalonBay Communities, Inc.	115,585
61,463	Federal Realty Investment Trust(a)	3,506,464
28,387	Kimco Realty Corp.	279,328
17,654	Liberty Property Trust(a)	490,252
75,017	Plum Creek Timber Co., Inc.(a)	2,346,532
133,345	Rayonier, Inc.	5,199,121
66,852	Regency Centers Corp.(a)	2,144,612

		14,081,894

Semiconductors & Semiconductor Equipment — 4.0%
177,616	Broadcom Corp.*	5,014,100
415,136	Cypress Semiconductor Corp.*	4,408,744
105,051	Integrated Device Technology, Inc.*	711,195
891,077	Intel Corp.	17,153,232
38,038	Intersil Corp.	546,606
188,469	LSI Corp.*	976,270
122,141	Texas Instruments, Inc.	2,937,491

		31,747,638

Software — 8.1%
309,982	Activision Blizzard, Inc.*	3,549,294
35,782	Adobe Systems, Inc.*	1,160,052
23,355	Cadence Design Systems, Inc.*	137,794
75,345	Electronic Arts, Inc.*	1,617,657
2,013,459	Microsoft Corp.	47,356,556
377,943	Oracle Corp.	8,363,879
109,135	Symantec Corp.*	1,629,386
28,214	Synopsys, Inc.*	563,716

		64,378,334

Specialty Retail — 2.8%
78,153	Aeropostale, Inc.*	2,844,769
281,357	PetSmart, Inc.	6,293,956
195,138	Ross Stores, Inc.	8,603,635
129,565	The TJX Cos., Inc.	4,694,140

		22,436,500

Tobacco — 5.3%
418,190	Lorillard, Inc.	30,828,967
239,387	Philip Morris International, Inc.	11,155,434

		41,984,401

Wireless Telecommunication Services — 0.8%
111,508	NII Holdings, Inc.*(a)	2,566,914

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
725,606	Sprint Nextel Corp.*	$2,902,424
46,770	Telephone & Data Systems, Inc.	1,203,860

		6,673,198

TOTAL COMMON STOCKS		$780,913,345

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.2%
Joint Repurchase Agreement Account II
$17,500,000	0.204%	08/03/09	$17,500,000
Maturity Value: $17,500,298

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$798,413,345

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 9.2%
Boston Global Investment Trust - Enhanced Portfolio II
73,045,882	0.405%	$72,826,744

TOTAL INVESTMENTS — 109.6%		$871,240,089

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(76,236,150)

NET ASSETS — 100.0%		$795,003,939

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c) Joint repurchase agreement was entered into on July 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At July 31, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	255	September 2009	$12,551,100	$1,092,248

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$851,150,543

Gross unrealized gain	61,712,567
Gross unrealized loss	(41,623,021)

Net unrealized security gain	$20,089,546

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense — 0.7%
17,107	Lockheed Martin Corp.	$1,278,920
110,024	Northrop Grumman Corp.	4,904,870
1,424	United Technologies Corp.	77,565

		6,261,355

Air Freight & Logistics — 2.8%
53,765	Expeditors International of Washington, Inc.	1,824,246
123,003	FedEx Corp.	8,344,524
289,565	United Parcel Service, Inc. Class B	15,558,327
9,159	UTI Worldwide, Inc.*	115,587

		25,842,684

Auto Components — 1.9%
6,149	Autoliv, Inc.	220,196
113,528	Federal-Mogul Corp.*	1,604,151
393,213	Johnson Controls, Inc.(a)	10,176,352
325,740	TRW Automotive Holdings Corp.*	5,482,204

		17,482,903

Automobiles — 0.0%
2,497	Thor Industries, Inc.	59,703

Beverages* (a) — 0.8%
229,475	Hansen Natural Corp.	7,116,020

Biotechnology* — 2.1%
20,130	Amgen, Inc.	1,254,300
184,468	Biogen Idec, Inc.	8,771,454
52,544	Genzyme Corp.	2,726,508
146,168	Gilead Sciences, Inc.	7,152,000
202	Myriad Genetics, Inc.	5,539

		19,909,801

Capital Markets — 5.6%
24,073	Affiliated Managers Group, Inc.*	1,589,299
279,282	Allied Capital Corp.	1,114,335
47,180	Ameriprise Financial, Inc.	1,311,604
184,663	Bank of New York Mellon Corp.	5,048,686
9,033	BlackRock, Inc.(a)	1,721,148
63,085	E*TRADE Financial Corp.*(a)	94,628
216,602	Eaton Vance Corp.	6,199,149
187,466	Federated Investors, Inc. Class B	4,860,993
66,135	Franklin Resources, Inc.	5,864,852
47,319	Investment Technology Group, Inc.*	1,057,580
20,283	Morgan Stanley & Co.	578,066
344,540	SEI Investments Co.	6,511,806
294,003	T. Rowe Price Group, Inc.(a)	13,732,880

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
83,276	Waddell & Reed Financial, Inc.	$2,362,540

		52,047,566

Chemicals — 1.0%
9,331	Ashland, Inc.	309,229
8,299	Cabot Corp.	151,872
1,060	CF Industries Holdings, Inc.	83,677
22,923	Cytec Industries, Inc.	575,367
97,821	Eastman Chemical Co.(a)	4,857,791
237,571	Huntsman Corp.	1,458,686
1,679	Monsanto Co.	141,036
96,436	The Dow Chemical Co.	2,041,550

		9,619,208

Commercial Banks — 4.4%
256,050	BB&T Corp.(a)	5,858,424
596,170	U.S. Bancorp	12,167,830
961,252	Wells Fargo & Co.	23,512,224

		41,538,478

Commercial Services & Supplies — 0.2%
114,725	R.R. Donnelley & Sons Co.	1,594,677

Communications Equipment* — 0.3%
4,407	EchoStar Corp.	64,959
258,523	JDS Uniphase Corp.	1,514,945
190,257	Tellabs, Inc.	1,103,491

		2,683,395

Computers & Peripherals — 1.7%
402,145	Dell, Inc.*	5,380,700
712,838	Seagate Technology	8,582,570
199,490	Sun Microsystems, Inc.*	1,829,323

		15,792,593

Construction & Engineering* — 0.4%
45,703	Jacobs Engineering Group, Inc.	1,872,909
27,651	URS Corp.	1,399,141

		3,272,050

Consumer Finance — 0.6%
49,708	American Express Co.	1,408,228
65,331	AmeriCredit Corp.*(a)	1,025,044
29,323	Capital One Financial Corp.	900,216
184,383	Discover Financial Services	2,190,470
9,653	The Student Loan Corp.	433,902

		5,957,860

Containers & Packaging — 0.6%
49,732	Ball Corp.	2,405,039
21,797	Packaging Corp. of America	428,747
96,966	Sonoco Products Co.	2,567,660

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Containers & Packaging — (continued)
19,564	Temple-Inland, Inc.	$306,372

		5,707,818

Diversified Financial Services — 5.4%
1,465,663	Bank of America Corp.	21,677,156
3,844,320	Citigroup, Inc.	12,186,494
703	CME Group, Inc.	196,018
389,413	JPMorgan Chase & Co.	15,050,812
70,228	Moody’s Corp.	1,667,213

		50,777,693

Diversified Telecommunication Services — 3.8%
1,218,851	AT&T, Inc.(b)	31,970,462
119,786	CenturyTel, Inc.	3,760,082
9,196	Verizon Communications, Inc.	294,916

		36,025,460

Electric Utilities — 3.4%
971,355	Duke Energy Corp.	15,036,575
330,547	Exelon Corp.	16,811,621

		31,848,196

Electrical Equipment — 0.6%
137,841	Emerson Electric Co.	5,014,655
8,857	General Cable Corp.*	343,386

		5,358,041

Electronic Equipment, Instruments & Components — 1.0%
67,091	Arrow Electronics, Inc.*	1,728,935
36,544	Avnet, Inc.*	891,674
361,332	Ingram Micro, Inc.*	6,077,604
11,977	Jabil Circuit, Inc.	109,709
27,246	Tech Data Corp.*(a)	951,703

		9,759,625

Energy Equipment & Services — 1.6%
166,573	Exterran Holdings, Inc.*(a)	2,896,704
1,466	Oil States International, Inc.*	39,758
319,528	Patterson-UTI Energy, Inc.(a)	4,412,682
24,960	Rowan Cos., Inc.	532,397
64,236	Schlumberger Ltd.	3,436,626
30,369	Transocean Ltd.*	2,420,106
53,219	Unit Corp.*	1,686,510

		15,424,783

Food & Staples Retailing — 0.1%
5,696	Wal-Mart Stores, Inc.	284,116
17,835	Walgreen Co.	553,777

		837,893

Shares	Description	Value
Common Stocks — (continued)
Food Products — 1.6%
118,391	Archer-Daniels-Midland Co.	$3,565,937
66,237	Bunge Ltd.(a)	4,634,603
97,139	Hormel Foods Corp.(a)	3,488,261
49,001	Smithfield Foods, Inc.*(a)	663,964
252,538	Tyson Foods, Inc.	2,886,509

		15,239,274

Health Care Equipment & Supplies* — 0.0%
4,676	Hologic, Inc.	68,690

Health Care Providers & Services — 1.3%
25,598	Cardinal Health, Inc.	852,413
365,642	Coventry Health Care, Inc.*	8,409,766
91,876	Humana, Inc.*	3,018,127

		12,280,306

Hotels, Restaurants & Leisure — 0.2%
57,652	Carnival Corp.	1,613,679
313	Marriott International, Inc.	6,734

		1,620,413

Household Durables — 0.5%
208,357	Harman International Industries, Inc.	5,142,251

Household Products — 0.3%
38,744	Colgate-Palmolive Co.	2,806,615
3,311	The Procter & Gamble Co.	183,794

		2,990,409

Independent Power Producers & Energy Traders* — 0.8%
1,589,667	Dynegy, Inc.	3,195,231
224,105	Mirant Corp.	4,047,336

		7,242,567

Industrial Conglomerates — 2.5%
4,426	Carlisle Cos., Inc.	138,666
1,510,974	General Electric Co.	20,247,052
96,969	Tyco International Ltd.	2,930,403

		23,316,121

Insurance — 3.2%
53,570	First American Corp.	1,582,994
87,447	Lincoln National Corp.	1,853,002
143,856	MetLife, Inc.	4,883,911
4,106	Old Republic International Corp.	42,456
102,627	Prudential Financial, Inc.	4,543,297
78	The Allstate Corp.	2,099
208,106	The Travelers Cos., Inc.	8,963,126
414,934	Unum Group	7,788,311

		29,659,196

Internet & Catalog Retail* — 0.5%
5,765	Amazon.com, Inc.	494,406

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail * — (continued)
610,859	Liberty Media Corp. — Interactive	$4,068,321

		4,562,727

Internet Software & Services* — 0.1%
47,208	VeriSign, Inc.	964,932

IT Services — 1.1%
290,359	Accenture Ltd.	10,182,890

Life Sciences Tools & Services* — 0.1%
27,120	Thermo Fisher Scientific, Inc.	1,227,994

Machinery — 1.2%
28,384	AGCO Corp.*(b)	892,961
19,055	Danaher Corp.	1,166,928
85,129	Deere & Co.	3,723,543
40,058	Eaton Corp.	2,079,811
6,755	Kennametal, Inc.	144,017
3,189	Navistar International Corp.*	126,093
82,479	The Toro Co.(a)	2,858,722
7,571	Trinity Industries, Inc.	105,691

		11,097,766

Media — 4.3%
180,977	CBS Corp. Class B	1,482,202
65,911	Clear Channel Outdoor Holdings, Inc.*	378,329
540,144	Comcast Corp.	8,026,540
27,948	Comcast Corp. Special Class A	390,992
16,732	CTC Media, Inc.*	206,807
14,385	DISH Network Corp.*	243,826
563,701	News Corp.	5,823,031
46,651	News Corp. Class B(a)	560,745
83,842	Scripps Networks Interactive	2,706,420
137,345	The Walt Disney Co.	3,450,106
8,515	Time Warner Cable, Inc.	281,506
616,057	Time Warner, Inc.	16,424,080

		39,974,584

Metals & Mining — 2.1%
115,658	Alcoa, Inc.	1,360,138
52,860	Allegheny Technologies, Inc.(a)	1,431,449
226,013	Commercial Metals Co.	3,738,255
46,208	Nucor Corp.	2,054,870
241,242	Reliance Steel & Aluminum Co.	8,132,268
56,020	Schnitzer Steel Industries, Inc.(a)	3,012,195
8,492	Titanium Metals Corp.	71,078

		19,800,253

Multi-Utilities — 0.6%
36,501	Ameren Corp.	928,221

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — (continued)
18,121	Integrys Energy Group, Inc.	$612,127
40,007	MDU Resources Group, Inc.	805,341
84,669	NiSource, Inc.	1,091,383
75,694	Public Service Enterprise Group, Inc.	2,456,270

		5,893,342

Multiline Retail — 1.9%
37,641	Big Lots, Inc.*	867,249
155,961	Dollar Tree, Inc.*	7,192,921
318,722	Family Dollar Stores, Inc.	10,014,245

		18,074,415

Oil, Gas & Consumable Fuels — 17.2%
228,730	Alpha Natural Resources, Inc.*(a)	7,618,996
1,464	Apache Corp.	122,903
84,159	Arch Coal, Inc.(a)	1,465,208
417,866	Chevron Corp.	29,029,151
188,305	Cimarex Energy Co.	6,737,553
558,288	ConocoPhillips	24,402,768
31,186	CONSOL Energy, Inc.	1,108,039
435,198	Devon Energy Corp.	25,280,652
35,961	El Paso Corp.	361,768
13,851	EXCO Resources, Inc.*	190,313
686,886	Exxon Mobil Corp.	48,349,905
15,221	Hess Corp.	840,199
39,370	Mariner Energy, Inc.*	472,046
44,459	Occidental Petroleum Corp.	3,171,705
16,288	Overseas Shipholding Group, Inc.(a)	559,493
102,046	Peabody Energy Corp.	3,378,743
1,142	Pioneer Natural Resources Co.	32,604
50,279	St. Mary Land & Exploration Co.(a)	1,200,160
386,808	Valero Energy Corp.	6,962,544

		161,284,750

Pharmaceuticals — 6.5%
547,570	Eli Lilly & Co.	19,104,717
109,063	Forest Laboratories, Inc.*	2,817,097
263,930	Merck & Co., Inc.(a)	7,920,539
1,559,717	Pfizer, Inc.(a)	24,846,292
222,364	Schering-Plough Corp.	5,894,870

		60,583,515

Professional Services — 0.9%
175,767	Manpower, Inc.	8,428,028

Real Estate Investment Trusts — 4.4%
33,641	AvalonBay Communities, Inc.(a)	1,957,906
9,857	BRE Properties, Inc.	233,907
90,215	Duke Realty Corp.	856,140
44	Equity Residential	1,056

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
112,473	Federal Realty Investment Trust(a)	$6,416,585
305,792	Kimco Realty Corp.	3,008,993
144,462	Liberty Property Trust(a)	4,011,710
147,870	Plum Creek Timber Co., Inc.(a)	4,625,373
231,725	Rayonier, Inc.	9,034,958
190,924	Regency Centers Corp.(a)	6,124,842
82,529	Simon Property Group, Inc.	4,598,516

		40,869,986

Road & Rail* — 0.0%
21,738	Hertz Global Holdings, Inc.	205,207

Semiconductors & Semiconductor Equipment — 1.1%
103,516	Broadcom Corp.*	2,922,257
227,583	Cypress Semiconductor Corp.*	2,416,931
23,052	Fairchild Semiconductor International, Inc.*	203,549
121,151	Integrated Device Technology, Inc.*	820,192
101,104	Intel Corp.	1,946,252
107,194	Intersil Corp.	1,540,378

		9,849,559

Software — 0.9%
143,452	Activision Blizzard, Inc.*	1,642,525
12,714	Electronic Arts, Inc.*	272,970
290,112	Microsoft Corp.	6,823,434

		8,738,929

Specialty Retail — 1.6%
204,777	PetSmart, Inc.	4,580,862
166,274	Ross Stores, Inc.(a)	7,331,021
93,728	The TJX Cos., Inc.	3,395,765

		15,307,648

Thrifts & Mortgage Finance — 0.1%
65,489	Hudson City Bancorp, Inc.	920,775
16,813	Washington Federal, Inc.	234,205

		1,154,980

Tobacco — 2.7%
338,092	Lorillard, Inc.	24,924,142

Wireless Telecommunication Services — 1.4%
123,936	NII Holdings, Inc.*	2,853,007
1,872,818	Sprint Nextel Corp.*	7,491,272
110,501	Telephone & Data Systems, Inc.	2,844,296

		13,188,575

TOTAL COMMON STOCKS		$918,791,251

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.2%
Joint Repurchase Agreement Account II
$21,200,000	0.204%	08/03/09	$21,200,000
Maturity Value: $21,200,360

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$939,991,251

Shares		Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 8.6%
Boston Global Investment Trust - Enhanced Portfolio II
80,767,783		0.405%	$80,525,480

TOTAL INVESTMENTS — 108.9%			$1,020,516,731

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%			(83,832,074)

NET ASSETS — 100.0%			$936,684,657

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on July 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At July 31, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	385	September 2009	$18,949,700	$1,498,247

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,043,282,272

Gross unrealized gain	80,011,369
Gross unrealized loss	(102,776,910)

Net unrealized security loss	$(22,765,541)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Aerospace & Defense — 1.3%
37,636	AAR Corp.*(a)	$719,977
22,120	Alliant Techsystems, Inc.*	1,741,286
40,679	Applied Signal Technology, Inc.	1,016,975
26,731	Ceradyne, Inc.*	482,495
35,838	Esterline Technologies Corp.*	1,018,874
358,383	Taser International, Inc.*	1,877,927

		6,857,534

Air Freight & Logistics* — 0.3%
103,873	UTI Worldwide, Inc.	1,310,877

Auto Components — 1.5%
28,366	Amerigon, Inc.*	238,558
99,819	ArvinMeritor, Inc.	722,690
24,501	Cooper Tire & Rubber Co.	361,635
278,086	Dana Holding Corp.*	976,082
9,914	Dorman Products, Inc.*	162,292
51,944	Exide Technologies*	252,967
38,385	Federal-Mogul Corp.*	542,380
264,039	Modine Manufacturing Co.	2,019,898
62,453	Standard Motor Products, Inc.	697,600
20,281	Tenneco, Inc.*	327,944
85,111	TRW Automotive Holdings Corp.*	1,432,418

		7,734,464

Beverages* — 1.1%
121,701	Hansen Natural Corp.	3,773,948
156,321	National Beverage Corp.	1,667,945
3,142	The Boston Beer Co., Inc.	97,999

		5,539,892

Biotechnology — 4.7%
178,865	Alkermes, Inc.*(a)	1,845,887
135,124	Cubist Pharmaceuticals, Inc.*	2,684,914
8,222	Emergent Biosolutions, Inc.*	118,068
233,201	Enzon Pharmaceuticals, Inc.*(a)	1,895,924
258,913	Facet Biotech Corp.*	2,283,613
80,985	Human Genome Sciences, Inc.*	1,158,085
34,779	Idera Pharmaceuticals, Inc.*(a)	224,324
488,834	Insmed, Inc.*	483,946
84,834	Isis Pharmaceuticals, Inc.*(a)	1,550,765
109,453	Martek Biosciences Corp.*(a)	2,545,877
193,450	Maxygen, Inc.*	1,545,665
11,838	Medarex, Inc.*	187,869
60,858	Molecular Insight Pharmaceuticals, Inc.*(a)	376,711
24,383	Myriad Genetics, Inc.*	668,582
518,449	Nabi Biopharmaceuticals*(a)	1,332,414
410,359	PDL BioPharma, Inc.	3,377,255

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
239,138	Progenics Pharmaceuticals, Inc.*	$1,358,304
40,979	Regeneron Pharmaceuticals, Inc.*	878,590
159,619	Synta Pharmaceuticals Corp.*(a)	419,798

		24,936,591

Building Products — 1.3%
28,486	American Woodmark Corp.	667,712
102,214	Apogee Enterprises, Inc.	1,490,280
61,825	Builders FirstSource, Inc.*(a)	362,294
35,450	Insteel Industries, Inc.(a)	361,236
182,324	Quanex Building Products Corp.	2,167,832
46,111	Universal Forest Products, Inc.	2,058,395

		7,107,749

Capital Markets — 3.4%
252,561	Allied Capital Corp.	1,007,718
81,406	American Capital Ltd.(a)	293,876
463,149	Apollo Investment Corp.	3,297,621
42,821	BGC Partners, Inc.	195,692
115,416	BlackRock Kelso Capital Corp.	974,111
2,970	Capital Southwest Corp.	243,748
62,690	Cohen & Steers, Inc.(a)	1,145,346
154,988	E*TRADE Financial Corp.*(a)	232,482
43,729	Evercore Partners, Inc.	860,149
106,421	FBR Capital Markets Corp.*	544,876
12,957	Federated Investors, Inc. Class B	335,975
57,641	GAMCO Investors, Inc.(a)	2,631,312
120,514	Hercules Technology Growth Capital, Inc.	1,179,832
5,162	International Assets Holding Corp.*	91,884
62,847	Kohlberg Capital Corp.	373,940
274,173	MCG Capital Corp.*	940,413
38,317	MVC Capital, Inc.	352,900
109,477	NGP Capital Resources Co.	692,989
8,199	Oppenheimer Holdings, Inc.	229,654
28,397	Piper Jaffray Cos., Inc.*	1,302,286
80,409	Pzena Investment Management, Inc.(a)	581,357
8,315	SEI Investments Co.	157,153
57	Teton Advisors, Inc.*	—
18,041	Virtus Investment Partners, Inc.*	285,950

		17,951,264

Chemicals — 1.8%
59,151	A. Schulman, Inc.	1,260,508
8,203	American Vanguard Corp.(a)	71,038

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
8,441	Balchem Corp.	$234,238
2,653	Eastman Chemical Co.	131,748
7,222	H.B. Fuller Co.	145,596
34,393	Innospec, Inc.	410,652
23,035	OM Group, Inc.*	775,358
141,547	Omnova Solutions, Inc.*	794,079
287,087	PolyOne Corp.*	1,231,603
112,276	Spartech Corp.	1,403,450
111,770	Westlake Chemical Corp.(a)	2,793,132

		9,251,402

Commercial Banks — 4.1%
21,572	1st Source Corp.	356,154
51,793	Associated Banc-Corp.	561,436
7,945	Banco Latinoamericano de Comercio Exterior S.A. Class E	102,252
172,362	Cathay General Bancorp(a)	1,571,941
213,676	CVB Financial Corp.(a)	1,611,117
17,775	First Bancorp	323,683
37,099	Glacier Bancorp, Inc.(a)	577,631
67,176	Great Southern Bancorp, Inc.(a)	1,410,696
275,563	International Bancshares Corp.(a)	3,631,920
10,458	Lakeland Financial Corp.	204,768
70,031	Renasant Corp.	1,042,762
62,733	Sterling Bancshares, Inc.(a)	506,255
249,917	Susquehanna Bancshares, Inc.(a)	1,314,563
52,114	SVB Financial Group*(a)	1,837,019
49,463	Texas Capital Bancshares, Inc.*	821,580
45,777	Trustmark Corp.	910,962
55,806	Whitney Holding Corp.(a)	488,861
180,947	Wilshire Bancorp, Inc.	1,331,770
123,544	Wintrust Financial Corp.(a)	3,230,676

		21,836,046

Commercial Services & Supplies — 1.5%
24,935	ATC Technology Corp.*	521,640
12,219	Copart, Inc.*	431,453
7,691	G&K Services, Inc.	174,739
41,937	Herman Miller, Inc.	696,574
125,025	HNI Corp.(a)	2,785,557
80,833	ICT Group, Inc.*	834,197
117,464	Kimball International, Inc. Class B	798,755
124,070	The Standard Register Co.(a)	439,208
18,731	United Stationers, Inc.*	869,493
9,607	Viad Corp.	170,236

		7,721,852

Communications Equipment — 3.3%
335,002	3Com Corp.*	1,262,958
148,224	Acme Packet, Inc.*	1,488,169
43,147	ADC Telecommunications, Inc.*(a)	314,110

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
40,530	Airvana, Inc.*	$251,691
117,605	Aruba Networks, Inc.*	1,044,332
33,176	Bel Fuse, Inc. Class B	609,775
121,399	BigBand Networks*	666,481
7,780	Black Box Corp.	213,717
14,941	Emulex Corp.*	136,411
313,580	Extreme Networks, Inc.*	711,827
257,349	Harris Stratex Networks, Inc.*	1,786,002
46,135	Ixia*	347,858
15,541	JDS Uniphase Corp.*	91,070
20,649	NETGEAR, Inc.*	351,239
48,618	PC-Tel, Inc.*	325,254
53,224	Plantronics, Inc.	1,259,812
1,032,288	Powerwave Technologies, Inc.*	1,300,683
82,740	SeaChange International, Inc.*	757,071
264,314	ShoreTel, Inc.*	2,278,387
61,053	Sonus Networks, Inc.*	116,001
247,982	Symmetricom, Inc.*	1,606,923
98,580	Tollgrade Communications, Inc.*	551,062

		17,470,833

Computers & Peripherals — 1.8%
123,209	Avid Technology, Inc.*	1,509,310
134,988	Cray, Inc.*	1,096,103
95,746	Electronics for Imaging, Inc.*	1,091,504
265,986	Imation Corp.(a)	2,415,153
66,409	Isilon Systems, Inc.*	345,991
80,742	Novatel Wireless, Inc.*	765,434
732,615	Quantum Corp.*	674,006
28,291	STEC, Inc.*(a)	964,440
9,811	Stratasys, Inc.*	154,818
21,167	Super Micro Computer, Inc.*	168,066
14,351	Synaptics, Inc.*(a)	343,993

		9,528,818

Construction & Engineering* — 0.3%
86,014	Dycom Industries, Inc.	1,094,958
38,566	Integrated Electrical Services, Inc.	352,879

		1,447,837

Consumer Finance — 1.1%
410,167	Advance America Cash Advance Centers, Inc.(a)	2,264,122
25,653	Cash America International, Inc.	685,705
5,619	EZCORP, Inc.*	71,080
81,503	First Cash Financial Services, Inc.*	1,532,256
26,855	Rewards Network, Inc.*	362,274

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — (continued)
39,986	World Acceptance Corp.*(a)	$948,468

		5,863,905

Containers & Packaging* — 0.1%
16,124	AEP Industries, Inc.	514,517

Distributors* — 0.1%
10,241	Core-Mark Holding Co., Inc.	275,073

Diversified Consumer Services — 0.1%
6,388	Regis Corp.	87,260
7,387	Steiner Leisure Ltd.*	234,242

		321,502

Diversified Financial Services — 1.9%
31,857	Asset Acceptance Capital Corp.*	246,573
186,884	Compass Diversified Holdings	1,681,956
56,947	Encore Capital Group, Inc.*	703,865
112,174	Fifth Street Finance Corp.	1,161,001
50,891	Financial Federal Corp.	1,032,070
164,140	PHH Corp.*	3,008,686
31,665	Portfolio Recovery Associates, Inc.*(a)	1,461,340
294,462	Primus Guaranty Ltd.*(a)	874,552

		10,170,043

Diversified Telecommunication Services* — 0.3%
543,750	PAETEC Holding Corp.	1,598,625

Electric Utilities — 0.3%
59,209	Unisource Energy Corp.	1,634,168

Electrical Equipment — 2.3%
24,917	Acuity Brands, Inc.(a)	735,301
21,192	Advanced Battery Technologies, Inc.*(a)	90,914
192,074	Belden, Inc.	3,368,978
8,770	Brady Corp.	257,926
65,535	Encore Wire Corp.	1,421,454
108,091	EnerSys*	2,139,121
28,038	Fushi Copperweld, Inc.*	247,576
231,300	LSI Industries, Inc.	1,501,137
28,070	Polypore International, Inc.*	346,664
2,634	Powell Industries, Inc.*	93,902
63,751	Vicor Corp.	502,995
83,127	Woodward Governor Co.	1,632,614

		12,338,582

Electronic Equipment, Instruments & Components — 1.9%
107,968	Agilysys, Inc.	508,529
95,028	Benchmark Electronics, Inc.*	1,501,442
332,667	Brightpoint, Inc.*	1,976,042
105,027	Ingram Micro, Inc.*	1,766,554
47,439	Insight Enterprises, Inc.*	488,622
82,603	Methode Electronics, Inc.	626,131

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
81,400	RadiSys Corp.*	$644,688
12,703	ScanSource, Inc.*	362,417
52,655	Smart Modular Technologies, Inc.*	156,912
17,229	SYNNEX Corp.*	489,648
43,919	Tech Data Corp.*	1,534,091

		10,055,076

Energy Equipment & Services* — 1.0%
71,656	Basic Energy Services, Inc.	483,678
190,859	Cal Dive International, Inc.	1,704,371
31,480	Complete Production Services, Inc.	260,025
62,651	Exterran Holdings, Inc.	1,089,501
26,402	Pioneer Drilling Co.	115,640
9,384	Unit Corp.	297,379
94,034	Willbros Group, Inc.	1,296,729

		5,247,323

Food & Staples Retailing — 0.4%
57,190	Casey’s General Stores, Inc.	1,568,722
14,585	Ingles Markets, Inc.	243,715
19,271	The Pantry, Inc.*	338,206

		2,150,643

Food Products — 2.0%
111,016	Imperial Sugar Co.	1,475,402
57,514	J&J Snack Foods Corp.	2,492,657
16,842	Lancaster Colony Corp.	766,985
37,870	Lance, Inc.	959,626
125,553	Sanderson Farms, Inc.(a)	5,107,496

		10,802,166

Gas Utilities — 0.1%
4,056	Energen Corp.	167,594
23,661	Southwest Gas Corp.	573,069

		740,663

Health Care Equipment & Supplies — 3.0%
179,317	Align Technology, Inc.*(a)	1,956,349
6,233	American Medical Systems Holdings, Inc.*	95,303
8,505	Analogic Corp.	322,425
55,802	AngioDynamics, Inc.*	696,409
24,290	Aspect Medical Systems, Inc.*(a)	152,055
2,859	Atrion Corp.	372,213
4,906	Beckman Coulter, Inc.	309,029
8,159	CONMED Corp.*	143,435
18,676	Gen-Probe, Inc.*	693,253
66,597	Hill-Rom Holdings, Inc.	1,141,473
12,281	I-Flow Corp.*	93,458
70,480	IDEXX Laboratories, Inc.*(a)	3,511,314
83,038	Invacare Corp.(a)	1,693,975
51,166	IRIS International, Inc.*	521,893
12,456	Masimo Corp.*	304,549

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
112,605	Medical Action Industries, Inc.*	$1,406,436
56,736	Osteotech, Inc.*	281,411
38,770	Palomar Medical Technologies, Inc.*	579,224
41,823	RTI Biologics, Inc.*	185,276
42,380	STERIS Corp.	1,190,030

		15,649,510

Health Care Providers & Services* — 3.7%
152,439	AMN Healthcare Services, Inc.	1,109,756
88,532	Assisted Living Concepts, Inc.	1,274,861
14,796	BioScrip, Inc.	87,444
29,446	Health Net, Inc.	398,404
160,936	Healthspring, Inc.	2,032,622
167,619	Kindred Healthcare, Inc.	2,353,371
28,929	LCA-Vision, Inc.(a)	166,053
26,486	Magellan Health Services, Inc.	857,087
52,224	MedCath Corp.	629,821
74,281	Molina Healthcare, Inc.(a)	1,675,037
431,839	Nighthawk Radiology Holdings, Inc.	2,085,782
258,006	PharMerica Corp.(a)	5,407,806
128,752	Universal American Financial Corp.	1,171,643
17,761	WellCare Health Plans, Inc.	395,360

		19,645,047

Health Care Technology(a) — 0.5%
57,581	Computer Programs and Systems, Inc.	2,242,780
10,823	Quality Systems, Inc.	594,074

		2,836,854

Hotels, Restaurants & Leisure — 2.2%
21,999	Caribou Coffee Co., Inc.*(a)	127,814
4,202	CEC Entertainment, Inc.*	122,572
3,204	Cracker Barrel Old Country Store, Inc.	92,468
45,744	Domino’s Pizza, Inc.*(a)	376,016
6,838	Gaylord Entertainment Co.*(a)	97,578
64,620	Landry’s Restaurants, Inc.*(a)	578,995
165,571	O’Charley’s, Inc.	1,720,283
17,901	P.F. Chang’s China Bistro, Inc.*(a)	607,023
20,817	Panera Bread Co.*(a)	1,144,102
156,289	Papa John’s International, Inc.*	3,971,304
13,397	Shuffle Master, Inc.*	96,458
6,726	The Cheesecake Factory, Inc.*	130,283

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
226,150	The Steak n Shake Co.*	$2,311,253

		11,376,149

Household Durables — 1.7%
55,326	American Greetings Corp.(a)	872,491
56,491	Blyth, Inc.	2,396,913
31,319	Furniture Brands International, Inc.	125,589
55,840	Harman International Industries, Inc.	1,378,131
20,030	Hooker Furniture Corp.	275,012
72,208	iRobot Corp.*(a)	809,452
202,714	La-Z-Boy, Inc.(a)	1,372,374
39,839	M/I Homes, Inc.*	523,086
42,274	Meritage Homes Corp.*	904,664
30,781	Russ Berrie & Co., Inc.*	161,292

		8,819,004

Household Products* — 0.6%
281,915	Central Garden & Pet Co.	3,182,820

Industrial Conglomerates — 0.1%
16,239	Carlisle Cos., Inc.	508,768
5,156	Raven Industries, Inc.	147,977

		656,745

Insurance — 1.1%
21,374	Aspen Insurance Holdings Ltd.	531,571
124,725	CNA Surety Corp.*	1,960,677
45,412	Conseco, Inc.*	141,231
52,572	Employers Holdings, Inc.	731,802
26,939	First American Corp.	796,048
18,897	Infinity Property & Casualty Corp.	784,981
19,060	Safety Insurance Group, Inc.	614,876

		5,561,186

Internet & Catalog Retail — 0.9%
18,969	Blue Nile, Inc.*(a)	876,937
131,518	HSN, Inc.*	1,332,277
19,067	Netflix, Inc.*(a)	837,804
100,380	NutriSystem, Inc.	1,428,407
21,723	Overstock.com, Inc.*(a)	286,092
4,805	PetMed Express, Inc.*	89,181

		4,850,698

Internet Software & Services — 2.8%
184,082	Art Technology Group, Inc.*	697,671
60,869	Dice Holdings, Inc.*	286,084
45,377	DivX, Inc.*	264,548
280,161	EarthLink, Inc.*	2,367,360
200,835	Internap Network Services Corp.*	610,538

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — (continued)
38,660	Liquidity Services, Inc.*	$443,817
94,636	LivePerson, Inc.*	379,490
12,105	LoopNet, Inc.*	96,840
349,644	Marchex, Inc. Class B	1,531,441
198,597	ModusLink Global Solutions, Inc.*	1,415,997
737,060	RealNetworks, Inc.*	2,137,474
88,856	United Online, Inc.	815,698
270,062	ValueClick, Inc.*	3,105,713
138,247	Web.com Group, Inc.*	848,837

		15,001,508

IT Services — 1.7%
145,638	Acxiom Corp.	1,405,407
476,660	Ciber, Inc.*	1,577,745
54,330	CSG Systems International, Inc.*(a)	906,224
44,448	Exlservice Holdings, Inc.*	576,935
51,287	Hackett Group, Inc.*	155,912
494,129	Lionbridge Technologies, Inc.*	1,087,084
49,019	NeuStar, Inc.*	1,111,751
23,651	RightNow Technologies, Inc.*	284,758
60,993	StarTek, Inc.*	576,384
51,790	TeleTech Holdings, Inc.*	865,929
52,107	VeriFone Holdings, Inc.*(a)	469,484

		9,017,613

Leisure Equipment & Products — 0.3%
111,226	Nautilus, Inc.*	236,911
30,023	Polaris Industries, Inc.(a)	1,136,971
63,542	Smith & Wesson Holding Corp.*	385,065

		1,758,947

Life Sciences Tools & Services* — 1.9%
363,527	Accelrys, Inc.	2,181,162
17,408	Bio-Rad Laboratories, Inc.	1,348,075
22,126	Bruker Corp.	222,587
39,955	Cambrex Corp.	182,994
53,999	Dionex Corp.	3,559,074
110,357	eResearchTechnology, Inc.	601,446
9,144	Kendle International, Inc.	106,802
35,576	Varian, Inc.	1,805,838

		10,007,978

Machinery — 2.5%
104,625	Albany International Corp.	1,437,547
54,211	Briggs & Stratton Corp.	930,803
25,491	EnPro Industries, Inc.*(a)	454,250
28,287	John Bean Technologies Corp.	392,058
73,460	Kadant, Inc.*	816,140
48,939	Mueller Industries, Inc.	1,162,791
62,761	NACCO Industries, Inc.	2,641,610
35,247	Tennant Co.	773,319

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
125,845	The Toro Co.(a)	$4,361,788

		12,970,306

Media — 0.7%
67,787	Arbitron, Inc.	1,103,572
25,902	Ascent Media Corp.*	718,003
8,002	CTC Media, Inc.*	98,905
10,151	Harte-Hanks, Inc.	109,834
118,992	Journal Communications, Inc.	330,798
120,132	Live Nation, Inc.*	701,571
29,179	National CineMedia, Inc.(a)	429,223
106,293	The E.W. Scripps Co.	427,298

		3,919,204

Metals & Mining — 1.6%
45,838	A.M. Castle & Co.	483,591
83,605	Brush Engineered Materials, Inc.*	1,783,295
6,792	Coeur d’Alene Mines Corp.*	96,446
10,197	Haynes International, Inc.*	234,837
89,211	Kaiser Aluminum Corp.	2,949,316
7,854	Reliance Steel & Aluminum Co.	264,758
89,846	Sutor Technology Group Ltd.*	367,470
151,546	Worthington Industries, Inc.	2,003,438

		8,183,151

Multi-Utilities(a) — 0.5%
98,320	Black Hills Corp.	2,557,303

Multiline Retail — 1.6%
116,009	99 Cents Only Stores*(a)	1,699,532
21,355	Big Lots, Inc.*	492,019
367,107	Fred’s, Inc.	4,948,602
137,722	Retail Ventures, Inc.*	458,614
160,393	Tuesday Morning Corp.*	744,224

		8,342,991

Oil, Gas & Consumable Fuels — 3.5%
48,565	Alpha Natural Resources, Inc.*(a)	1,617,700
73,025	Berry Petroleum Co.	1,732,153
60,020	Bill Barrett Corp.*	1,896,032
74,313	Cimarex Energy Co.	2,658,919
22,240	Overseas Shipholding Group, Inc.(a)	763,944
39,816	Rosetta Resources, Inc.*	412,892
29,524	St. Mary Land & Exploration Co.(a)	704,738
74,815	Swift Energy Co.*	1,473,856
239,192	Venoco, Inc.*	2,114,457
54,432	W&T Offshore, Inc.	581,878

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
100,859	World Fuel Services Corp.(a)	$4,423,676

		18,380,245

Paper & Forest Products — 0.8%
235,943	Buckeye Technologies, Inc.*	1,498,238
37,012	Clearwater Paper Corp.*	1,483,071
254,093	Louisiana-Pacific Corp.*	1,072,272
17,917	Neenah Paper, Inc.	175,587

		4,229,168

Personal Products — 0.2%
1,697	Chattem, Inc.*	106,351
168,242	Mannatech, Inc.(a)	590,529
26,384	Prestige Brands Holdings, Inc.*	172,288

		869,168

Pharmaceuticals* — 1.1%
4,703	Auxilium Pharmaceuticals, Inc.	145,464
180,025	DepoMed, Inc.	687,695
73,452	MAP Pharmaceuticals, Inc.(a)	748,476
34,217	Matrixx Initiatives, Inc.	192,984
452,265	Questcor Pharmaceuticals, Inc.(a)	2,650,273
51,205	The Medicines Co.	415,273
45,510	Valeant Pharmaceuticals International	1,174,158

		6,014,323

Professional Services — 2.6%
19,637	Administaff, Inc.	492,103
70,132	CDI Corp.	890,676
29,904	Diamond Management & Technology Consultants, Inc.	160,285
211,452	Kelly Services, Inc.	2,486,676
174,711	Kforce, Inc.*	1,701,685
487,261	MPS Group, Inc.*	4,214,808
7,135	School Specialty, Inc.*	159,610
309,363	Spherion Corp.*	1,701,497
70,506	TrueBlue, Inc.*	895,426
123,466	Volt Information Sciences, Inc.*	982,789

		13,685,555

Real Estate Investment Trusts — 6.4%
71,362	BRE Properties, Inc.	1,693,420
55,865	Cousins Properties, Inc.	481,556
4,558	Essex Property Trust, Inc.	296,316
90,446	Federal Realty Investment Trust(a)	5,159,945
206,643	Franklin Street Properties Corp.(a)	2,946,729

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
42,934	Liberty Property Trust(a)	$1,192,277
41,956	LTC Properties, Inc.	1,024,566
38,445	National Health Investors, Inc.	1,197,177
18,719	Nationwide Health Properties, Inc.(a)	543,226
68,179	OMEGA Healthcare Investors, Inc.	1,139,271
206,072	Rayonier, Inc.	8,034,747
207,419	Realty Income Corp.(a)	4,890,940
88,291	Regency Centers Corp.(b)	2,832,375
128,468	Senior Housing Properties Trust	2,397,213

		33,829,758

Road & Rail — 1.6%
3,807	AMERCO*	170,858
27,919	Con-way, Inc.	1,271,710
93,725	Dollar Thrifty Automotive Group, Inc.*	1,551,149
67,838	Hertz Global Holdings, Inc.*	640,391
14,815	J.B. Hunt Transportation Services, Inc.(a)	414,079
14,996	Knight Transportation, Inc.	272,027
3,125	Landstar System, Inc.	114,625
143,968	Marten Transport Ltd.*	2,539,596
15,570	Ryder System, Inc.	546,974
30,946	Universal Truckload Services, Inc.	499,159
33,331	Werner Enterprises, Inc.	601,958

		8,622,526

Semiconductors & Semiconductor Equipment — 4.9%
292,679	Amkor Technology, Inc.*(a)	1,832,171
320,453	Applied Micro Circuits Corp.*	2,771,918
61,455	Cohu, Inc.	745,449
235,554	CSR PLC*(a)	1,680,165
4,212	Cymer, Inc.*	144,093
21,477	Cypress Semiconductor Corp.*	228,086
126,663	DSP Group, Inc.*	1,103,235
125,574	Entegris, Inc.*	468,391
56,966	Entropic Communications, Inc.*	179,443
297,551	Exar Corp.*	2,091,784
14,356	Integrated Device Technology, Inc.*	97,190
11,444	IXYS Corp.	88,462
1,270,895	Lattice Semiconductor Corp.*	2,808,678
88,294	Micrel, Inc.	690,459
294,405	MIPS Technologies, Inc.*	1,048,082
106,127	PLX Technology, Inc.*	413,895
111,707	RF Micro Devices, Inc.*	580,876
58,070	Rudolph Technologies, Inc.*	474,432
35,817	Sigma Designs, Inc.*(a)	579,161

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
943,970	Silicon Image, Inc.*	$2,312,726
529,712	Silicon Storage Technology, Inc.*	995,859
56,182	Standard Microsystems Corp.*	1,303,422
6,122	Tessera Technologies, Inc.*	171,967
43,641	Trident Microsystems, Inc.*	73,317
89,922	Ultratech, Inc.*	1,070,971
152,164	Zoran Corp.*	1,752,929

		25,707,161

Software — 4.1%
23,545	ArcSight, Inc.*	446,649
90,677	Blackbaud, Inc.	1,695,660
51,488	Chordiant Software, Inc.*	202,348
210,287	Commvault Systems, Inc.*	3,661,097
44,548	Epicor Software Corp.*	270,852
88,699	FalconStor Software, Inc.*	474,540
41,503	JDA Software Group, Inc.*	855,377
22,454	Lawson Software, Inc.*	133,377
140,449	Manhattan Associates, Inc.*	2,598,306
19,816	Mentor Graphics Corp.*(a)	137,523
37,057	MicroStrategy, Inc.*	2,262,330
18,935	Monotype Imaging Holdings, Inc.*	137,847
361,525	OpenTV Corp.*	498,904
112,249	Parametric Technology Corp.*	1,449,134
38,695	PROS Holdings, Inc.*	304,143
38,472	Renaissance Learning, Inc.(a)	374,332
427,373	Symyx Technologies, Inc.*	2,961,695
23,856	The Ultimate Software Group, Inc.*	610,713
173,108	TIBCO Software, Inc.*	1,511,233
39,859	TiVo, Inc.*	408,555
77,154	Unica Corp.*	482,984

		21,477,599

Specialty Retail — 3.3%
15,784	Aaron’s, Inc.	433,586
121,938	Aeropostale, Inc.*(a)	4,438,543
159,346	Brown Shoe Co., Inc.	1,234,932
101,104	Build-A-Bear Workshop, Inc.*	480,244
52,423	Charming Shoppes, Inc.*	253,203
34,016	Citi Trends, Inc.*	993,267
51,832	Genesco, Inc.*	1,125,791
23,838	Jo-Ann Stores, Inc.*	555,425
11,993	Monro Muffler Brake, Inc.	318,894
35,940	PetSmart, Inc.(b)	803,978
277,883	Stage Stores, Inc.	3,467,980
120,319	The Cato Corp.	2,391,942
54,927	The Dress Barn, Inc.*(a)	856,312

		17,354,097

Textiles, Apparel & Luxury Goods — 1.1%
141,697	Carter’s, Inc.*	4,015,693

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
8,614	Columbia Sportswear Co.	$305,022
10,861	Jones Apparel Group, Inc.	149,447
44,606	Perry Ellis International, Inc.*	343,912
34,711	Steven Madden Ltd.*	1,112,835

		5,926,909

Thrifts & Mortgage Finance — 0.6%
52,348	Brookline Bancorp, Inc.(a)	609,854
195,817	First Financial Northwest, Inc.	1,519,540
21,151	Ocwen Financial Corp.*	301,402
64,911	Washington Federal, Inc.	904,210

		3,335,006

Tobacco — 0.1%
35,168	Alliance One International, Inc.*	145,596
16,687	Universal Corp.	635,274

		780,870

Trading Companies & Distributors — 0.2%
15,819	Watsco, Inc.	829,865

Water Utilities — 0.1%
17,162	SJW Corp.	384,772
31,010	Southwest Water Co.	151,639

		536,411

Wireless Telecommunication Services — 1.9%
74,678	Centennial Communications Corp.*	572,780
164,429	Syniverse Holdings, Inc.*	2,882,441
492,050	USA Mobility, Inc.	6,642,675

		10,097,896

TOTAL COMMON STOCKS		$516,421,016

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.3%
Joint Repurchase Agreement Account II
$12,000,000	0.204%	08/03/09	$12,000,000
Maturity Value: $12,000,204

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$528,421,016

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 16.4%
Boston Global Investment Trust - Enhanced Portfolio II
86,724,096	0.405%	$86,463,924

TOTAL INVESTMENTS — 116.6%		$614,884,940

LIABILITIES IN EXCESS OF OTHER ASSETS — (16.6)%		(87,412,192)

NET ASSETS — 100.0%		$527,472,748

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c) Joint repurchase agreement was entered into on July 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At July 31, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell Mini 2000 Index	209	September 2009	$11,618,310	$952,907

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$566,395,433

Gross unrealized gain	84,019,865
Gross unrealized loss	(35,530,358)

Net unrealized security gain	$48,489,507

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 1.5%
3,227	AAR Corp.*	$61,733
3,014	Applied Signal Technology, Inc.	75,350
1,520	Cubic Corp.	59,523
4,419	Esterline Technologies Corp.*	125,632
1,834	Orbital Sciences Corp.*	24,832
24,283	Taser International, Inc.*	127,243
2,299	Teledyne Technologies, Inc.*	75,246

		549,559

Air Freight & Logistics* — 0.1%
2,221	Hub Group, Inc.	47,729

Auto Components — 1.4%
5,477	Amerigon, Inc.*	46,062
3,101	ArvinMeritor, Inc.	22,451
5,942	Cooper Tire & Rubber Co.	87,704
9,015	Dana Holding Corp.*	31,643
5,878	Dorman Products, Inc.*	96,223
684	Federal-Mogul Corp.*	9,665
11,195	Modine Manufacturing Co.	85,642
4,803	Standard Motor Products, Inc.	53,649
3,321	TRW Automotive Holdings Corp.*	55,892

		488,931

Beverages* — 1.1%
4,779	Hansen Natural Corp.	148,197
15,945	National Beverage Corp.	170,133
2,503	The Boston Beer Co., Inc.	78,069

		396,399

Biotechnology — 8.5%
18,245	Alkermes, Inc.*	188,288
3,922	Alnylam Pharmaceuticals, Inc.*	91,265
4,252	Cepheid, Inc.*	44,944
13,049	Cubist Pharmaceuticals, Inc.*(a)	259,283
5,394	Emergent Biosolutions, Inc.*	77,458
20,337	Enzon Pharmaceuticals, Inc.*	165,340
19,046	Facet Biotech Corp.*	167,986
12,126	Human Genome Sciences, Inc.*	173,402
3,838	Idera Pharmaceuticals, Inc.*	24,755
46,429	Insmed, Inc.*	45,965
16,982	Isis Pharmaceuticals, Inc.*(b)	310,431
11,313	Martek Biosciences Corp.*(b)	263,140
11,109	Maxygen, Inc.*	88,761
6,760	Medarex, Inc.*	107,281
3,893	Medivation, Inc.*	96,352
2,197	Myriad Genetics, Inc.*	60,242
32,072	Nabi Biopharmaceuticals*	82,425

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
4,044	Onyx Pharmaceuticals, Inc.*	$145,260
39,205	PDL BioPharma, Inc.	322,657
24,754	Progenics Pharmaceuticals, Inc.*	140,603
9,368	Regeneron Pharmaceuticals, Inc.*	200,850
10,414	Synta Pharmaceuticals Corp.*(b)	27,389

		3,084,077

Building Products — 1.0%
9,609	Apogee Enterprises, Inc.	140,099
3,873	Builders FirstSource, Inc.*	22,696
15,336	Quanex Building Products Corp.	182,345
672	Universal Forest Products, Inc.	29,998

		375,138

Capital Markets — 2.2%
13,731	Apollo Investment Corp.	97,765
7,014	BGC Partners, Inc.	32,054
2,401	BlackRock Kelso Capital Corp.	20,264
3,258	Calamos Asset Management, Inc.	44,830
6,693	Cohen & Steers, Inc.(b)	122,281
6,217	Evercore Partners, Inc.	122,288
12,608	FBR Capital Markets Corp.*	64,553
4,512	GAMCO Investors, Inc.	205,973
1,145	International Assets Holding Corp.*	20,381
7,011	MCG Capital Corp.*	24,048
8,056	Pzena Investment Management, Inc.	58,245

		812,682

Chemicals — 1.0%
1,242	American Vanguard Corp.	10,756
3,673	Balchem Corp.	101,926
1,107	Koppers Holdings, Inc.	30,896
3,118	Landec Corp.*	19,706
10,363	Omnova Solutions, Inc.*	58,136
5,116	PolyOne Corp.*	21,948
3,473	Spartech Corp.	43,412
192	Westlake Chemical Corp.	4,798
3,460	Zep, Inc.	55,637

		347,215

Commercial Banks — 0.3%
3,830	Great Southern Bancorp, Inc.	80,430
642	SVB Financial Group*	22,631

		103,061

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 2.1%
14,477	APAC Customer Services, Inc.*(b)	$72,095
1,961	ATC Technology Corp.*	41,024
14,285	Herman Miller, Inc.	237,274
12,640	HNI Corp.(b)	281,619
6,368	ICT Group, Inc.*	65,718
1,233	Kimball International, Inc. Class B	8,384
10,174	The Standard Register Co.	36,016
716	Viad Corp.	12,688

		754,818

Communications Equipment — 4.5%
58,539	3Com Corp.*	220,692
12,221	Acme Packet, Inc.*	122,699
2,607	ADC Telecommunications, Inc.*	18,979
7,043	Airvana, Inc.*	43,737
12,459	Aruba Networks, Inc.*	110,636
3,137	Bel Fuse, Inc. Class B	57,658
12,067	BigBand Networks*	66,248
7,166	Emulex Corp.*	65,425
7,641	Harris Stratex Networks, Inc.*	53,028
15,424	Ixia*	116,297
1,629	NETGEAR, Inc.*	27,709
6,220	PC-Tel, Inc.*	41,612
3,618	Plantronics, Inc.	85,638
5,281	Polycom, Inc.*	125,424
43,027	Powerwave Technologies, Inc.*	54,214
11,264	SeaChange International, Inc.*	103,066
30,382	ShoreTel, Inc.*	261,893
25,921	Sonus Networks, Inc.*	49,250

		1,624,205

Computers & Peripherals — 2.1%
13,111	Cray, Inc.*	106,461
13,209	Imation Corp.	119,938
10,474	Isilon Systems, Inc.*	54,570
8,300	Novatel Wireless, Inc.*	78,684
57,189	Quantum Corp.*	52,614
4,249	STEC, Inc.*(b)	144,848
10,532	Super Micro Computer, Inc.*	83,624
4,986	Synaptics, Inc.*(b)	119,514

		760,253

Construction & Engineering* — 0.2%
1,793	EMCOR Group, Inc.	43,247
2,630	Integrated Electrical Services, Inc.	24,065

		67,312

Consumer Finance — 1.0%
32,054	Advance America Cash Advance Centers, Inc.	176,938

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — (continued)
7,120	First Cash Financial Services, Inc.*	$133,856
3,031	QC Holdings, Inc.	16,125
1,796	Rewards Network, Inc.*	24,228

		351,147

Containers & Packaging — 0.2%
1,224	AEP Industries, Inc.*	39,058
864	Rock-Tenn Co.	38,845

		77,903

Diversified Consumer Services* — 0.3%
4,732	Corinthian Colleges, Inc.	73,062
1,591	Steiner Leisure Ltd.	50,451

		123,513

Diversified Financial Services — 1.0%
1,697	Asset Acceptance Capital Corp.*	13,135
2,585	Financial Federal Corp.	52,424
751	Life Partners Holdings, Inc.	16,206
2,847	NewStar Financial, Inc.*	7,658
830	PHH Corp.*	15,214
4,092	Portfolio Recovery Associates, Inc.*	188,846
16,896	Primus Guaranty Ltd.*	50,181

		343,664

Diversified Telecommunication Services* — 0.4%
1,297	Cbeyond, Inc.	18,184
39,626	PAETEC Holding Corp.	116,500

		134,684

Electrical Equipment — 2.1%
3,070	Acuity Brands, Inc.	90,596
3,302	Advanced Battery Technologies, Inc.*(b)	14,165
1,709	Baldor Electric Co.	44,024
15,392	Belden, Inc.	269,976
2,792	EnerSys*	55,254
3,790	LSI Industries, Inc.	24,597
4,469	Polypore International, Inc.*	55,192
1,095	Powell Industries, Inc.*	39,037
3,861	Vicor Corp.	30,463
6,204	Woodward Governor Co.	121,846

		745,150

Electronic Equipment, Instruments & Components — 1.5%
10,334	Benchmark Electronics, Inc.*	163,277
18,843	Brightpoint, Inc.*	111,927
4,924	Methode Electronics, Inc.	37,324
3,447	PC Mall, Inc.*	29,955
6,979	RadiSys Corp.*	55,274
3,631	ScanSource, Inc.*	103,593

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
1,239	SYNNEX Corp.*	$35,212

		536,562

Energy Equipment & Services* — 0.9%
13,471	Cal Dive International, Inc.	120,296
2,415	Pioneer Drilling Co.	10,577
1,572	Union Drilling, Inc.	11,240
13,558	Willbros Group, Inc.	186,965

		329,078

Food & Staples Retailing — 0.4%
4,256	Casey’s General Stores, Inc.	116,742
2,381	The Pantry, Inc.*	41,787

		158,529

Food Products — 2.2%
807	American Dairy, Inc.*	21,531
936	Diamond Foods, Inc.	26,395
644	J & J Snack Foods Corp.	27,911
3,952	Lancaster Colony Corp.	179,974
3,588	Lance, Inc.	90,920
11,318	Sanderson Farms, Inc.	460,416

		807,147

Health Care Equipment & Supplies — 5.8%
24,484	Align Technology, Inc.*(b)	267,120
8,489	American Medical Systems Holdings, Inc.*	129,797
3,349	Analogic Corp.	126,961
4,156	AngioDynamics, Inc.*	51,867
4,857	Aspect Medical Systems, Inc.*	30,405
214	Beckman Coulter, Inc.	13,480
367	Cantel Medical Corp.*	5,681
1,947	Dexcom, Inc.*	12,578
3,846	Haemonetics Corp.*	226,952
157	ICU Medical, Inc.*	6,112
943	IDEXX Laboratories, Inc.*	46,980
2,901	Immucor, Inc.*	48,331
8,607	Invacare Corp.	175,583
8,882	IRIS International, Inc.*	90,596
2,380	Kensey Nash Corp.*	67,973
2,847	Masimo Corp.*	69,609
9,277	Medical Action Industries, Inc.*	115,870
1,580	Meridian Bioscience, Inc.	34,792
430	Orthofix International NV*	11,980
4,114	Palomar Medical Technologies, Inc.*	61,463
6,921	RTI Biologics, Inc.*	30,660
1,754	Sirona Dental Systems, Inc.*	45,586
12,103	STERIS Corp.	339,852
580	SurModics, Inc.*(b)	12,969
2,544	Thoratec Corp.*	63,956

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
1,638	Zoll Medical Corp.*	$30,188

		2,117,341

Health Care Providers & Services — 3.5%
9,731	AMERIGROUP Corp.*	240,161
21,209	AMN Healthcare Services, Inc.*	154,402
12,424	BioScrip, Inc.*	73,426
5,826	Cross Country Healthcare, Inc.*	48,647
6,540	Healthspring, Inc.*	82,600
2,739	Molina Healthcare, Inc.*(b)	61,765
18,921	Nighthawk Radiology Holdings, Inc.*	91,388
4,198	Owens & Minor, Inc.	185,971
15,564	PharMerica Corp.*	326,222

		1,264,582

Health Care Technology — 1.6%
7,560	AMICAS, Inc.*	22,227
5,699	Computer Programs and Systems, Inc.(b)	221,976
3,767	MedQuist, Inc.	30,776
5,607	Quality Systems, Inc.(b)	307,768

		582,747

Hotels, Restaurants & Leisure — 3.2%
1,093	Bally Technologies, Inc.*	39,578
2,721	Buffalo Wild Wings, Inc.*(b)	109,792
4,318	Caribou Coffee Co., Inc.*	25,088
3,705	Cracker Barrel Old Country Store, Inc.	106,926
2,703	Domino’s Pizza, Inc.*	22,219
4,984	Krispy Kreme Doughnuts, Inc.*	15,251
3,550	Lakes Entertainment, Inc.*	13,383
7,321	O’Charley’s, Inc.	76,065
5,575	P.F. Chang’s China Bistro, Inc.*(b)	189,048
11,651	Papa John’s International, Inc.*	296,052
7,853	Shuffle Master, Inc.*	56,542
8,566	The Cheesecake Factory, Inc.*	165,923
3,599	The Steak n Shake Co.*	36,782

		1,152,649

Household Durables — 1.3%
3,060	Blyth, Inc.	129,836
1,964	Harman International Industries, Inc.	48,471
693	Hooker Furniture Corp.	9,515
9,927	iRobot Corp.*	111,282
6,354	La-Z-Boy, Inc.	43,016
8,976	M/I Homes, Inc.*	117,855

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
1,870	Tempur-Pedic International, Inc.	$27,732

		487,707

Household Products* — 0.3%
9,293	Central Garden & Pet Co.	104,918

Internet & Catalog Retail — 1.4%
3,908	Blue Nile, Inc.*(b)	180,667
10,491	HSN, Inc.*	106,274
11,152	NutriSystem, Inc.	158,693
2,019	Overstock.com, Inc.*(b)	26,590
1,971	PetMed Express, Inc.*	36,582

		508,806

Internet Software & Services — 4.3%
23,862	Art Technology Group, Inc.*	90,437
902	Constant Contact, Inc.*	20,394
1,124	DealerTrack Holdings, Inc.*	22,289
8,841	Dice Holdings, Inc.*	41,553
8,338	DivX, Inc.*	48,610
33,908	EarthLink, Inc.*	286,523
11,704	Internap Network Services Corp.*	35,580
2,874	Liquidity Services, Inc.*	32,993
13,518	LivePerson, Inc.*	54,207
27,627	Marchex, Inc. Class B	121,006
6,824	ModusLink Global Solutions, Inc.*	48,655
5,354	Omniture, Inc.*	73,243
10,459	Openwave Systems, Inc.*	27,403
3,967	Rackspace Hosting, Inc.*	55,697
57,517	RealNetworks, Inc.*	166,799
26,656	ValueClick, Inc.*	306,544
2,167	VistaPrint Ltd.*(b)	89,389
5,237	Web.com Group, Inc.*	32,155

		1,553,477

IT Services — 2.3%
4,239	Acxiom Corp.	40,906
14,322	Ciber, Inc.*	47,406
6,574	CSG Systems International, Inc.*	109,654
2,549	Exlservice Holdings, Inc.*	33,086
52,434	Lionbridge Technologies, Inc.*	115,355
3,462	MAXIMUS, Inc.	147,550
1,979	StarTek, Inc.*	18,702
7,637	TeleTech Holdings, Inc.*	127,691
1,861	TNS, Inc.*	42,673
10,167	VeriFone Holdings, Inc.*	91,605
1,723	Wright Express Corp.*	48,726

		823,354

Leisure Equipment & Products — 0.6%
4,521	Polaris Industries, Inc.	171,210

Shares	Description	Value
Common Stocks — (continued)
Leisure Equipment & Products — (continued)
6,445	Smith & Wesson Holding Corp.*	$39,057

		210,267

Life Sciences Tools & Services* — 2.6%
32,400	Accelrys, Inc.	194,400
1,384	Affymetrix, Inc.	12,235
6,631	Bruker Corp.	66,708
5,005	Cambrex Corp.	22,923
5,155	Dionex Corp.	339,766
13,361	eResearchTechnology, Inc.	72,817
4,553	Varian, Inc.	231,110

		939,959

Machinery — 1.2%
2,613	Badger Meter, Inc.	96,289
901	ESCO Technologies, Inc.*	37,022
3,839	Force Protection, Inc.*	19,848
2,497	NACCO Industries, Inc.	105,099
3,929	Tennant Co.	86,202
2,220	The Toro Co.	76,945

		421,405

Media — 0.5%
6,927	Arbitron, Inc.	112,771
5,827	Global Sources Ltd.*	37,293
2,925	Journal Communications, Inc.	8,131
887	National CineMedia, Inc.	13,048
3,330	The E.W. Scripps Co.	13,387

		184,630

Metals & Mining — 0.9%
1,192	Haynes International, Inc.*	27,452
16,578	Sutor Technology Group Ltd.*	67,804
16,601	Worthington Industries, Inc.	219,465

		314,721

Multiline Retail — 1.7%
15,675	99 Cents Only Stores*	229,639
28,665	Fred’s, Inc.	386,404
4,111	Retail Ventures, Inc.*	13,690

		629,733

Oil, Gas & Consumable Fuels — 2.6%
1,799	Alpha Natural Resources, Inc.*(b)	59,925
2,555	James River Coal Co.*	47,446
19,659	Venoco, Inc.*	173,786
1,312	W&T Offshore, Inc.	14,025
14,709	World Fuel Services Corp.	645,137

		940,319

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Paper & Forest Products* — 0.5%
5,776	Buckeye Technologies, Inc.	$36,677
3,567	Clearwater Paper Corp.	142,930
1,735	Louisiana-Pacific Corp.	7,322

		186,929

Personal Products — 0.3%
3,154	Bare Escentuals, Inc.*	27,944
1,042	Chattem, Inc.*	65,302
8,276	Mannatech, Inc.(b)	29,049

		122,295

Pharmaceuticals — 1.8%
3,761	Auxilium Pharmaceuticals, Inc.*	116,328
3,057	Caraco Pharmaceutical Laboratories Ltd.*	9,568
29,847	DepoMed, Inc.*	114,016
5,475	MAP Pharmaceuticals, Inc.*	55,790
3,423	Matrixx Initiatives, Inc.*	19,306
367	Medicis Pharmaceutical Corp.	6,283
34,518	Questcor Pharmaceuticals, Inc.*	202,276
2,587	Sucampo Pharmaceuticals, Inc.*	17,100
10,729	The Medicines Co.*	87,012
1,634	Valeant Pharmaceuticals International*	42,157

		669,836

Professional Services — 2.4%
5,513	Administaff, Inc.	138,156
8,356	CDI Corp.	106,121
4,451	Diamond Management & Technology Consultants, Inc.	23,857
11,991	Kelly Services, Inc.	141,014
21,456	Kforce, Inc.*	208,982
12,845	MPS Group, Inc.*	111,109
5,898	Resources Connection, Inc.*	89,060
10,923	Spherion Corp.*	60,077

		878,376

Real Estate Investment Trusts — 1.1%
189	Federal Realty Investment Trust	10,782
9,373	OMEGA Healthcare Investors, Inc.	156,623
4,136	Rayonier, Inc.	161,263
1,955	Regency Centers Corp.	62,716

		391,384

Road & Rail — 1.2%
3,376	Dollar Thrifty Automotive Group, Inc.*	55,873

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — (continued)
1,732	Hertz Global Holdings, Inc.*	$16,350
12,024	Knight Transportation, Inc.	218,115
2,856	Marten Transport Ltd.*	50,380
5,474	Universal Truckload Services, Inc.	88,296

		429,014

Semiconductors & Semiconductor Equipment — 6.6%
31,827	Amkor Technology, Inc.*(b)	199,237
2,055	ANADIGICS, Inc.*	8,508
28,606	Applied Micro Circuits Corp.*	247,442
2,621	Atheros Communications*	65,525
9,614	CSR PLC*	68,575
6,239	Entropic Communications, Inc.*(b)	19,653
18,183	Exar Corp.*	127,827
4,768	IXYS Corp.	36,857
106,478	Lattice Semiconductor Corp.*	235,316
10,976	Micrel, Inc.	85,832
22,368	MIPS Technologies, Inc.*	79,630
2,925	Netlogic Microsystems, Inc.*	116,240
11,416	PLX Technology, Inc.*	44,522
18,866	RF Micro Devices, Inc.*	98,103
4,532	Rudolph Technologies, Inc.*	37,026
5,966	Sigma Designs, Inc.*(b)	96,470
77,668	Silicon Image, Inc.*	190,287
11,798	Skyworks Solutions, Inc.*	142,520
5,681	Standard Microsystems Corp.*	131,799
3,702	Tessera Technologies, Inc.*	103,989
5,255	Ultratech, Inc.*	62,587
985	Volterra Semiconductor Corp.*	16,341
16,005	Zoran Corp.*	184,378

		2,398,664

Software — 6.6%
13,322	Actuate Corp.*	69,674
2,072	ArcSight, Inc.*	39,306
13,159	Blackbaud, Inc.	246,073
7,853	Chordiant Software, Inc.*	30,862
16,438	Commvault Systems, Inc.*	286,186
1,066	ePlus, Inc.*	17,450
10,791	FalconStor Software, Inc.*	57,732
3,237	JDA Software Group, Inc.*	66,715
1,271	Kenexa Corp.*	15,506
21,493	Lawson Software, Inc.*	127,668
11,694	Manhattan Associates, Inc.*	216,339
1,733	Mentor Graphics Corp.*	12,027
3,752	MicroStrategy, Inc.*	229,060
27,605	OpenTV Corp.*	38,095
22,097	Parametric Technology Corp.*	285,272
2,603	Progress Software Corp.*	58,906
5,058	PROS Holdings, Inc.*	39,756

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
7,714	QAD, Inc.	$29,005
7,551	Renaissance Learning, Inc.	73,471
23,353	Symyx Technologies, Inc.*	161,836
988	Taleo Corp.*	17,290
4,348	TeleCommunication Systems, Inc.*	36,001
4,821	The Ultimate Software Group, Inc.*	123,418
7,234	TiVo, Inc.*	74,149
5,216	Unica Corp.*	32,652

		2,384,449

Specialty Retail — 2.9%
3,686	Citi Trends, Inc.*	107,631
1,806	DSW, Inc.*	24,363
4,401	Hibbett Sports, Inc.*	81,022
2,404	J. Crew Group, Inc.*	67,697
5,000	Monro Muffler Brake, Inc.	132,950
8,463	Stage Stores, Inc.	105,618
3,371	The Buckle, Inc.	104,299
8,315	The Cato Corp.	165,302
17,011	The Dress Barn, Inc.*(b)	265,202

		1,054,084

Textiles, Apparel & Luxury Goods* — 2.1%
16,715	Carter’s, Inc.(a)	473,703
2,853	Perry Ellis International, Inc.	21,997
6,916	Steven Madden Ltd.	221,727
1,253	The Warnaco Group, Inc.	45,521

		762,948

Tobacco — 0.2%
1,804	Universal Corp.	68,678

Trading Companies & Distributors — 0.4%
843	Beacon Roofing Supply, Inc.*	14,137
2,782	Watsco, Inc.	145,944

		160,081

Wireless Telecommunication Services — 1.8%
17,710	Centennial Communications Corp.*	135,836
17,208	Syniverse Holdings, Inc.*	301,656
16,629	USA Mobility, Inc.	224,491

		661,983

TOTAL COMMON STOCKS		$35,424,092

Exchange Traded Fund — 0.1%
Other — 0.1%
400	iShares Russell 2000 Growth Index Fund	$24,412

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.5%
Joint Repurchase Agreement Account II
$900,000	0.204%	08/03/09	$900,000
Maturity Value: $900,015

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$36,348,504

Shares		Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 7.2%
Boston Global Investment Trust - Enhanced Portfolio II
2,638,532		0.405%	$2,630,616

TOTAL INVESTMENTS — 107.5%			$38,979,120

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%			(2,706,546)

NET ASSETS — 100.0%			$36,272,574

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b) All or portion of security is on loan.
(c) Joint repurchase agreement was entered into on July 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At July 31, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell Mini 2000 Index	11	September 2009	$611,490	$49,975

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$35,903,837

Gross unrealized gain	5,150,566
Gross unrealized loss	(2,075,283)

Net unrealized security gain	$3,075,283

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense* — 0.9%
9,007	AAR Corp.	$172,304
18,709	Ceradyne, Inc.	337,698
514	DynCorp International, Inc.	10,439
9,047	Esterline Technologies Corp.	257,206
13,069	Teledyne Technologies, Inc.	427,748

		1,205,395

Air Freight & Logistics — 0.1%
5,356	Hub Group, Inc.*	115,100
15,985	Pacer International, Inc.	39,643

		154,743

Airlines — 0.2%
15,463	SkyWest, Inc.	196,071

Auto Components — 1.6%
31,934	ArvinMeritor, Inc.	231,202
90,555	Dana Holding Corp.*	317,848
4,701	Dorman Products, Inc.*	76,955
30,106	Exide Technologies*	146,616
78,094	Modine Manufacturing Co.	597,419
11,664	Standard Motor Products, Inc.	130,287
12,432	Superior Industries International, Inc.	196,177
16,830	Tenneco, Inc.*	272,141
10,174	TRW Automotive Holdings Corp.*	171,229

		2,139,874

Beverages* — 0.6%
8,350	Hansen Natural Corp.	258,933
52,953	National Beverage Corp.	565,009

		823,942

Biotechnology* — 0.9%
60,453	Facet Biotech Corp.	533,195
53,945	Insmed, Inc.	53,406
10,557	Martek Biosciences Corp.(a)	245,556
5,102	Maxygen, Inc.	40,765
47,822	Nabi Biopharmaceuticals	122,902
37,435	Progenics Pharmaceuticals, Inc.	212,631

		1,208,455

Building Products — 1.8%
7,390	American Woodmark Corp.(a)	173,221
42,785	Apogee Enterprises, Inc.	623,805
2,298	Armstrong World Industries, Inc.*	56,531
20,346	Builders FirstSource, Inc.*(a)	119,227
8,675	Gibraltar Industries, Inc.	67,405
5,920	Insteel Industries, Inc.	60,325

Shares	Description	Value
Common Stocks — (continued)
Building Products — (continued)
50,174	Quanex Building Products Corp.	$596,569
15,798	Universal Forest Products, Inc.	705,223

		2,402,306

Capital Markets — 4.7%
88,205	Allied Capital Corp.	351,938
58,660	American Capital Ltd.(a)	211,763
138,210	Apollo Investment Corp.	984,055
30,659	BGC Partners, Inc.	140,112
42,261	BlackRock Kelso Capital Corp.	356,683
3,053	Calamos Asset Management, Inc.	42,009
1,932	Capital Southwest Corp.(b)	158,559
33,529	Cohen & Steers, Inc.(a)	612,575
110,614	E*TRADE Financial Corp.*(a)	165,921
5,041	Evercore Partners, Inc.	99,156
31,370	FBR Capital Markets Corp.*	160,614
17,274	GAMCO Investors, Inc.(a)	788,558
7,879	Gladstone Capital Corp.	78,948
49,377	Hercules Technology Growth Capital, Inc.	483,401
23,858	Kohlberg Capital Corp.	141,955
87,269	MCG Capital Corp.*	299,333
34,013	MVC Capital, Inc.	313,260
46,371	NGP Capital Resources Co.	293,528
4,855	Oppenheimer Holdings, Inc.	135,988
6,631	Piper Jaffray Cos., Inc.*	304,098
7,494	Pzena Investment Management, Inc.	54,182
57	Teton Advisors, Inc.*	—

		6,176,636

Chemicals — 2.6%
35,841	A. Schulman, Inc.	763,772
14,830	Ferro Corp.*	73,705
2,695	H.B. Fuller Co.	54,331
5,712	Innospec, Inc.	68,201
2,794	Koppers Holdings, Inc.	77,981
4,219	Minerals Technologies, Inc.	183,400
12,877	OM Group, Inc.*	433,440
4,904	Omnova Solutions, Inc.*	27,511
90,830	PolyOne Corp.*	389,661
37,859	Spartech Corp.	473,237
33,604	Westlake Chemical Corp.(a)	839,764

		3,385,003

Commercial Banks — 8.9%
10,558	1st Source Corp.	174,313
12,273	Banco Latinoamericano de Comercio Exterior S.A. Class E	157,953
61,421	Cathay General Bancorp(a)	560,160
7,872	Chicopee Bancorp, Inc.*	102,808
88,963	CVB Financial Corp.(a)	670,781

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
8,529	F.N.B. Corp.	$66,185
18,779	First Bancorp	341,966
992	First Bancorp, Inc.	19,413
16,452	First Midwest Bancorp, Inc.	137,539
31,642	Glacier Bancorp, Inc.(a)	492,666
22,047	Great Southern Bancorp, Inc.(a)	462,987
114,620	International Bancshares Corp.(a)	1,510,692
23,615	Investors Bancorp, Inc.*	233,552
8,743	Lakeland Financial Corp.	171,188
5,156	MainSource Financial Group, Inc.	34,597
4,164	Park National Corp.(a)	265,455
32,752	Renasant Corp.	487,677
2,677	Smithtown Bancorp, Inc.	30,946
3,159	Southwest Bancorp, Inc.	31,811
49,430	Sterling Bancshares, Inc.	398,900
99,714	Susquehanna Bancshares, Inc.(a)	524,496
24,949	SVB Financial Group*(a)	879,452
42,834	Texas Capital Bancshares, Inc.*	711,473
3,912	TriCo Bancshares	65,057
54,798	Trustmark Corp.	1,090,480
11,809	United Bankshares, Inc.(a)	239,250
86,851	Wilshire Bancorp, Inc.	639,223
49,420	Wintrust Financial Corp.	1,292,333
6,370	Yadkin Valley Financial Corp.	43,826

		11,837,179

Commercial Services & Supplies — 1.3%
3,800	ATC Technology Corp.*	79,496
4,643	G&K Services, Inc.	105,489
30,624	HNI Corp.(a)	682,303
15,009	ICT Group, Inc.*	154,893
38,524	Kimball International, Inc. Class B	261,963
17,964	The Standard Register Co.(a)	63,593
4,718	United Stationers, Inc.*	219,009
9,759	Viad Corp.	172,929

		1,739,675

Communications Equipment — 2.3%
12,636	3Com Corp.*	47,638
6,752	ADC Telecommunications, Inc.*	49,155
11,720	Airvana, Inc.*	72,781
9,749	Bel Fuse, Inc. Class B	179,187
67,115	Extreme Networks, Inc.*	152,351
84,938	Harris Stratex Networks, Inc.*	589,470
9,518	NETGEAR, Inc.*	161,901
11,160	PC-Tel, Inc.*	74,660
14,202	Plantronics, Inc.	336,161
298,040	Powerwave Technologies, Inc.*	375,530

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
9,370	SeaChange International, Inc.*	$85,735
46,376	ShoreTel, Inc.*	399,761
38,913	Sonus Networks, Inc.*	73,935
61,591	Symmetricom, Inc.*	399,110
12,212	Tollgrade Communications, Inc.*	68,265

		3,065,640

Computers & Peripherals — 1.6%
28,006	Avid Technology, Inc.*(a)	343,073
18,864	Cray, Inc.*	153,176
46,971	Electronics for Imaging, Inc.*	535,469
102,197	Imation Corp.(a)	927,949
148,964	Quantum Corp.*	137,047

		2,096,714

Construction & Engineering* — 0.4%
28,658	Dycom Industries, Inc.	364,817
2,569	EMCOR Group, Inc.	61,964
5,366	Integrated Electrical Services, Inc.	49,099

		475,880

Consumer Finance — 1.3%
128,571	Advance America Cash Advance Centers, Inc.	709,712
16,299	Cash America International, Inc.	435,672
4,206	First Cash Financial Services, Inc.*	79,073
18,512	Rewards Network, Inc.*	249,727
21,068	The First Marblehead Corp.*	38,554
9,748	World Acceptance Corp.*	231,223

		1,743,961

Containers & Packaging* — 0.1%
3,719	AEP Industries, Inc.	118,673

Distributors* — 0.1%
6,851	Core-Mark Holding Co., Inc.	184,018

Diversified Consumer Services* — 0.0%
1,709	Steiner Leisure Ltd.	54,192

Diversified Financial Services — 2.4%
16,838	Asset Acceptance Capital Corp.*	130,326
70,757	Compass Diversified Holdings	636,813
16,292	Encore Capital Group, Inc.*	201,369
36,699	Fifth Street Finance Corp.	379,835
25,070	Financial Federal Corp.	508,420
11,546	Medallion Financial Corp.	90,636
29,923	NewStar Financial, Inc.*	80,493

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — (continued)
49,486	PHH Corp.*	$907,078
85,559	Primus Guaranty Ltd.*	254,110

		3,189,080

Diversified Telecommunication Services* — 0.1%
55,688	PAETEC Holding Corp.	163,723

Electric Utilities — 1.3%
36,524	El Paso Electric Co.*	551,878
12,598	IDACORP, Inc.	349,216
27,777	Unisource Energy Corp.	766,645

		1,667,739

Electrical Equipment — 2.7%
9,149	Acuity Brands, Inc.	269,987
70,954	Belden, Inc.	1,244,533
5,950	Brady Corp.	174,990
14,818	Encore Wire Corp.	321,403
36,524	EnerSys*	722,810
6,234	Fushi Copperweld, Inc.*	55,046
69,049	LSI Industries, Inc.	448,128
17,398	Polypore International, Inc.*	214,865
6,762	Vicor Corp.	53,352
5,806	Woodward Governor Co.	114,030

		3,619,144

Electronic Equipment, Instruments & Components — 1.8%
32,181	Agilysys, Inc.	151,573
37,100	Benchmark Electronics, Inc.*	586,180
68,344	Brightpoint, Inc.*	405,964
9,027	CTS Corp.	76,098
7,014	DDi Corp.*	33,667
27,887	Insight Enterprises, Inc.*	287,236
27,719	Methode Electronics, Inc.	210,110
15,008	RadiSys Corp.*	118,863
4,917	ScanSource, Inc.*	140,282
25,695	Smart Modular Technologies, Inc.*	76,571
9,403	SYNNEX Corp.*	267,233

		2,353,777

Energy Equipment & Services* — 1.5%
25,170	Basic Energy Services, Inc.	169,898
57,555	Cal Dive International, Inc.	513,966
46,144	Complete Production Services, Inc.	381,150
3,019	Dawson Geophysical Co.	91,808
9,036	Exterran Holdings, Inc.	157,136
44,524	Hercules Offshore, Inc.	211,044
1,929	Key Energy Services, Inc.	13,387
32,350	Pioneer Drilling Co.	141,693
4,502	T-3 Energy Services, Inc.	61,002
20,417	Willbros Group, Inc.	281,550

		2,022,634

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 0.5%
16,954	Casey’s General Stores, Inc.(a)	$465,048
9,283	Ingles Markets, Inc.	155,119

		620,167

Food Products — 1.3%
23,531	Chiquita Brands International, Inc.*(a)	288,255
33,959	Imperial Sugar Co.	451,315
2,957	J & J Snack Foods Corp.(b)	128,156
21,000	Sanderson Farms, Inc.(a)	854,280

		1,722,006

Gas Utilities — 1.2%
62,636	Southwest Gas Corp.	1,517,044

Health Care Equipment & Supplies — 0.4%
6,344	Align Technology, Inc.*	69,213
3,297	Analogic Corp.	124,989
990	AngioDynamics, Inc.*	12,355
26,134	Cardiac Science Corp.*	104,013
11,050	Medical Action Industries, Inc.*	138,015
16,051	RTI Biologics, Inc.*	71,106

		519,691

Health Care Providers & Services* — 2.9%
34,694	AMN Healthcare Services, Inc.	252,572
15,603	Assisted Living Concepts, Inc.	224,683
40,194	Healthspring, Inc.	507,650
40,682	Kindred Healthcare, Inc.	571,175
11,792	Magellan Health Services, Inc.	381,589
14,930	MedCath Corp.	180,056
15,894	Molina Healthcare, Inc.(a)	358,410
96,498	Nighthawk Radiology Holdings, Inc.	466,085
8,541	PharMerica Corp.(a)	179,020
40,637	Universal American Financial Corp.(a)	369,797
17,677	WellCare Health Plans, Inc.	393,490

		3,884,527

Hotels, Restaurants & Leisure — 1.7%
33,216	Domino’s Pizza, Inc.*	273,036
4,383	Gaylord Entertainment Co.*(a)	62,545
40,384	O’Charley’s, Inc.(a)	419,590
33,731	Papa John’s International, Inc.*	857,105
60,547	The Steak n Shake Co.*	618,790

		2,231,066

Household Durables — 2.0%
22,914	American Greetings Corp.(a)	361,354

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
17,126	Blyth, Inc.	$726,656
33,986	Furniture Brands International, Inc.	136,284
12,483	Harman International Industries, Inc.	308,080
15,754	Hooker Furniture Corp.	216,302
66,818	La-Z-Boy, Inc.(a)	452,358
27,376	M/I Homes, Inc.*	359,447
5,149	Meritage Homes Corp.*	110,189

		2,670,670

Household Products* — 0.5%
61,179	Central Garden & Pet Co.	690,711

Industrial Conglomerates — 0.1%
1,771	Carlisle Cos., Inc.	55,485
4,789	Tredegar Corp.	70,111

		125,596

Insurance — 2.9%
60,801	American Equity Investment Life Holding Co.	440,199
28,372	CNA Surety Corp.*	446,008
67,981	Conseco, Inc.*	211,421
28,683	Employers Holdings, Inc.	399,267
11,485	Infinity Property & Casualty Corp.	477,087
19,464	Platinum Underwriters Holdings Ltd.	656,910
14,968	Safety Insurance Group, Inc.	482,868
21,942	Selective Insurance Group, Inc.	327,814
2,467	State Auto Financial Corp.	42,654
7,228	United Fire & Casualty Co.	121,503
9,039	Zenith National Insurance Corp.	215,761

		3,821,492

Internet & Catalog Retail — 0.3%
32,335	1-800-FLOWERS.COM, Inc.*	77,604
24,857	Gaiam, Inc.*	124,534
11,393	HSN, Inc.*	115,411
2,610	NutriSystem, Inc.	37,140

		354,689

Internet Software & Services — 1.4%
12,264	DivX, Inc.*	71,499
5,069	EarthLink, Inc.*	42,833
46,352	Internap Network Services Corp.*	140,910
32,084	iPass, Inc.*	57,110
70,135	Marchex, Inc. Class B	307,191
49,758	ModusLink Global Solutions, Inc.*	354,775
191,421	RealNetworks, Inc.*	555,121

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — (continued)
19,781	United Online, Inc.	$181,590
22,831	Web.com Group, Inc.*	140,182

		1,851,211

IT Services — 0.9%
31,795	Acxiom Corp.	306,822
133,539	Ciber, Inc.*	442,014
4,586	CSG Systems International, Inc.*	76,494
77,283	Lionbridge Technologies, Inc.*	170,023
17,346	Ness Technologies, Inc.*	92,281
1,789	StarTek, Inc.*	16,906
20,989	Unisys Corp.*	37,570

		1,142,110

Leisure Equipment & Products — 0.2%
32,942	Callaway Golf Co.	209,841
50,333	Nautilus, Inc.*	107,209

		317,050

Life Sciences Tools & Services* — 0.7%
14,341	Accelrys, Inc.	86,046
24,300	Albany Molecular Research, Inc.	231,579
7,310	Harvard Bioscience, Inc.	30,410
11,236	Kendle International, Inc.	131,236
9,850	Varian, Inc.	499,986

		979,257

Machinery — 2.7%
30,321	Albany International Corp.	416,611
19,130	Briggs & Stratton Corp.	328,462
11,028	EnPro Industries, Inc.*	196,519
42,557	Kadant, Inc.*	472,808
14,866	Miller Industries, Inc.*	131,267
25,387	Mueller Industries, Inc.	603,195
19,278	NACCO Industries, Inc.	811,411
15,569	The Toro Co.(a)	539,621
14,397	TriMas Corp.*	62,483

		3,562,377

Marine* — 0.0%
2,887	Ultrapetrol Bahamas Ltd.	13,020

Media — 0.8%
1,619	Arbitron, Inc.	26,357
8,232	Ascent Media Corp.*	228,191
4,702	Harte-Hanks, Inc.	50,876
59,236	Journal Communications, Inc.	164,676
47,559	Live Nation, Inc.*	277,745
5,810	Scholastic Corp.	131,016
46,671	The E.W. Scripps Co.	187,617

		1,066,478

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 2.2%
18,871	A.M. Castle & Co.	$199,089
23,549	Brush Engineered Materials, Inc.*	502,300
12,413	Coeur d’Alene Mines Corp.*	176,265
12,770	Haynes International, Inc.*	294,093
28,466	Kaiser Aluminum Corp.	941,086
38,429	Sutor Technology Group Ltd.*	157,175
49,392	Worthington Industries, Inc.	652,962

		2,922,970

Multi-Utilities — 1.9%
3,354	Avista Corp.	62,116
89,563	Black Hills Corp.(a)	2,329,534
11,593	PNM Resources, Inc.	141,434

		2,533,084

Multiline Retail — 1.8%
27,945	99 Cents Only Stores*(a)	409,394
117,371	Fred’s, Inc.	1,582,161
55,847	Retail Ventures, Inc.*	185,971
4,294	Saks, Inc.*	21,985
47,830	Tuesday Morning Corp.*	221,931

		2,421,442

Oil, Gas & Consumable Fuels — 3.5%
7,731	Alpha Natural Resources, Inc.*(a)	257,520
36,677	Berry Petroleum Co.	869,978
24,481	Bill Barrett Corp.*	773,355
2,351	Cimarex Energy Co.	84,119
6,687	Delek US Holdings, Inc.	56,973
41,667	International Coal Group, Inc.*	129,168
12,405	Knightsbridge Tankers Ltd.	195,131
28,089	PetroQuest Energy, Inc.*	94,098
44,201	Rosetta Resources, Inc.*	458,364
13,185	Stone Energy Corp.*	143,189
34,605	Swift Energy Co.*	681,718
53,750	Venoco, Inc.*	475,150
30,556	W&T Offshore, Inc.	326,644
1,964	World Fuel Services Corp.	86,141

		4,631,548

Paper & Forest Products — 1.1%
75,317	Buckeye Technologies, Inc.*	478,263
10,289	Clearwater Paper Corp.*	412,280
1,922	Domtar Corp.*	36,441
105,117	Louisiana-Pacific Corp.*	443,594
9,661	Neenah Paper, Inc.	94,678

		1,465,256

Personal Products(a) — 0.2%
77,477	Mannatech, Inc.	271,944

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals* — 0.5%
11,977	Caraco Pharmaceutical Laboratories Ltd.	$37,488
13,261	MAP Pharmaceuticals, Inc.(a)	135,129
4,966	Matrixx Initiatives, Inc.	28,008
44,902	Questcor Pharmaceuticals, Inc.	263,126
21,815	The Medicines Co.	176,920

		640,671

Professional Services — 2.8%
32,016	CDI Corp.	406,603
8,516	Diamond Management & Technology Consultants, Inc.	45,646
68,531	Kelly Services, Inc.	805,925
41,029	Kforce, Inc.*	399,622
143,845	MPS Group, Inc.*	1,244,259
69,101	Spherion Corp.*	380,055
24,091	TrueBlue, Inc.*	305,956
13,957	Volt Information Sciences, Inc.*	111,098

		3,699,164

Real Estate Investment Trusts — 10.1%
3,570	Acadia Realty Trust	48,909
27,222	BRE Properties, Inc.	645,978
18,224	Chimera Investment Corp.	65,242
85,846	Cousins Properties, Inc.	739,993
13,523	DiamondRock Hospitality Co.	91,415
5,736	Duke Realty Corp.	54,435
78,870	Extra Space Storage, Inc.	692,479
18,270	Federal Realty Investment Trust(a)	1,042,303
104,715	Franklin Street Properties Corp.(a)	1,493,236
5,312	Healthcare Realty Trust, Inc.	103,106
15,923	Highwoods Properties, Inc.	407,788
16,539	Liberty Property Trust	459,288
38,707	LTC Properties, Inc.	945,225
51,116	MFA Financial, Inc.	378,258
3,405	Mid-America Apartment Communities, Inc.	135,076
9,377	National Health Investors, Inc.	292,000
1,603	National Retail Properties, Inc.	31,595
60,221	OMEGA Healthcare Investors, Inc.	1,006,293
19,513	Potlatch Corp.	576,999
53,246	Rayonier, Inc.	2,076,062
27,195	Realty Income Corp.(a)	641,258
23,862	Regency Centers Corp.(b)	765,493
1,895	Saul Centers, Inc.	64,184
10,884	Senior Housing Properties Trust	203,095
1,359	Taubman Centers, Inc.	36,163

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
12,904	Universal Health Realty Income Trust	$440,930

		13,436,803

Road & Rail — 1.8%
7,120	AMERCO*	319,546
4,414	Arkansas Best Corp.	125,711
1,953	Con-way, Inc.	88,959
26,573	Dollar Thrifty Automotive Group, Inc.*	439,783
13,112	Hertz Global Holdings, Inc.*(a)	123,777
16,399	Knight Transportation, Inc.	297,478
2,827	Saia, Inc.*	51,056
13,865	Universal Truckload Services, Inc.	223,642
33,636	Werner Enterprises, Inc.	607,466
71,790	YRC Worldwide, Inc.*(a)	100,506

		2,377,924

Semiconductors & Semiconductor Equipment — 3.4%
18,643	Amkor Technology, Inc.*	116,705
28,098	Applied Micro Circuits Corp.*	243,048
13,708	Cohu, Inc.	166,278
59,336	CSR PLC*	423,233
1,330	Cymer, Inc.*	45,499
41,507	DSP Group, Inc.*	361,526
71,916	Exar Corp.*	505,569
314,758	Lattice Semiconductor Corp.*	695,615
37,948	MIPS Technologies, Inc.*	135,095
13,409	PLX Technology, Inc.*	52,295
33,573	RF Micro Devices, Inc.*	174,580
6,036	Rudolph Technologies, Inc.*	49,314
4,030	Sigma Designs, Inc.*(a)	65,165
161,046	Silicon Image, Inc.*	394,563
172,608	Silicon Storage Technology, Inc.*	324,503
13,479	Standard Microsystems Corp.*	312,713
3,467	Trident Microsystems, Inc.*	5,825
39,751	Zoran Corp.*	457,932

		4,529,458

Software — 1.3%
2,493	Commvault Systems, Inc.*	43,403
6,593	Epicor Software Corp.*	40,085
6,461	JDA Software Group, Inc.*	133,161
34,742	Mentor Graphics Corp.*(a)	241,110
82,727	OpenTV Corp.*	114,163
24,402	QAD, Inc.	91,752
78,151	Symyx Technologies, Inc.*	541,586
53,897	TIBCO Software, Inc.*	470,521

		1,675,781

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 2.5%
3,396	Asbury Automotive Group, Inc.*	$47,510
56,596	Brown Shoe Co., Inc.	438,619
42,263	Build-A-Bear Workshop, Inc.*(a)	200,749
39,890	Charming Shoppes, Inc.*	192,669
2,535	DSW, Inc.*	34,197
21,771	Genesco, Inc.*	472,866
15,310	Jo-Ann Stores, Inc.*	356,723
92,191	Stage Stores, Inc.	1,150,544
29,422	The Dress Barn, Inc.*(a)	458,689

		3,352,566

Textiles, Apparel & Luxury Goods — 0.6%
7,459	Carter’s, Inc.*	211,388
1,696	Columbia Sportswear Co.	60,055
10,570	Crocs, Inc.*(a)	36,150
12,246	Jones Apparel Group, Inc.	168,505
19,978	Perry Ellis International, Inc.*	154,030
7,468	Skechers U.S.A., Inc.*	103,283

		733,411

Thrifts & Mortgage Finance — 2.0%
13,993	Abington Bancorp, Inc.	114,463
34,261	Astoria Financial Corp.	332,674
57,379	Brookline Bancorp, Inc.(a)	668,465
144,180	First Financial Northwest, Inc.(a)	1,118,837
13,309	NewAlliance Bancshares, Inc.	163,035
16,389	Washington Federal, Inc.	228,299

		2,625,773

Tobacco — 0.7%
22,474	Universal Corp.	855,585

Trading Companies & Distributors — 0.3%
6,509	Watsco, Inc.	341,462

Water Utilities — 0.1%
3,493	SJW Corp.	78,313
7,748	Southwest Water Co.	37,888

		116,201

Wireless Telecommunication Services — 1.7%
35,334	Syniverse Holdings, Inc.*	619,405
122,684	USA Mobility, Inc.	1,656,234

		2,275,639

TOTAL COMMON STOCKS		$130,020,298

Expiration
Units	Description	Month	Value
Warrant* — 0.0%
Granite Broadcasting Corp.
635		06/12	$—

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.3%
Joint Repurchase Agreement Account II
$3,100,000	0.204%	08/03/09	$3,100,000
Maturity Value: $3,100,053

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$133,120,298

Shares		Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 10.2%
Boston Global Investment Trust - Enhanced Portfolio II
13,612,128		0.405%	$13,571,292

TOTAL INVESTMENTS — 110.7%			$146,691,590

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.7)%			(14,223,994)

NET ASSETS — 100.0%			$132,467,596

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on July 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(e) Represents an affiliated issuer.

For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell Mini 2000 Index	46	September 2009	$2,557,140	$208,987

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$135,697,574

Gross unrealized gain	19,144,308
Gross unrealized loss	(8,150,292)

Net unrealized security gain	$10,994,016

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Aerospace & Defense — 1.8%
42,074	Lockheed Martin Corp.	$3,145,452
42,016	Northrop Grumman Corp.(a)	1,873,073
88,940	United Technologies Corp.	4,844,562

		9,863,087

Air Freight & Logistics — 3.4%
76,058	Expeditors International of Washington, Inc.	2,580,648
23,430	FedEx Corp.	1,589,491
268,989	United Parcel Service, Inc. Class B	14,452,779

		18,622,918

Auto Components — 1.5%
5,899	Autoliv, Inc.	211,243
20,978	BorgWarner, Inc.(b)	696,260
24,762	Federal-Mogul Corp.*	349,887
4,676	Gentex Corp.	70,000
169,489	Johnson Controls, Inc.(b)	4,386,375
160,487	TRW Automotive Holdings Corp.*	2,700,996

		8,414,761

Automobiles — 0.0%
5,017	Thor Industries, Inc.	119,956

Beverages — 1.2%
152,836	Hansen Natural Corp.*(b)	4,739,445
29,343	PepsiCo, Inc.	1,665,215

		6,404,660

Biotechnology* — 4.9%
108,870	Amgen, Inc.	6,783,690
193,082	Biogen Idec, Inc.	9,181,049
34,512	Genzyme Corp.	1,790,828
185,782	Gilead Sciences, Inc.	9,090,313

		26,845,880

Building Products* — 0.0%
10,153	Armstrong World Industries, Inc.	249,764

Capital Markets — 4.4%
1,091	Affiliated Managers Group, Inc.*	72,028
44,138	Allied Capital Corp.	176,111
51,035	Bank of New York Mellon Corp.	1,395,297
11,197	BlackRock, Inc.(b)	2,133,476
94,996	Eaton Vance Corp.(b)	2,718,785
95,250	Federated Investors, Inc. Class B(b)	2,469,832
47,210	Franklin Resources, Inc.	4,186,583
122,333	SEI Investments Co.	2,312,094
169,231	T. Rowe Price Group, Inc.(b)	7,904,780

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
22,360	Waddell & Reed Financial, Inc.	$634,353

		24,003,339

Chemicals — 1.2%
42,578	Eastman Chemical Co.	2,114,424
49,843	Monsanto Co.	4,186,812
2,536	The Dow Chemical Co.	53,687
4,412	The Lubrizol Corp.	255,587

		6,610,510

Commercial Banks — 2.4%
80,372	BB&T Corp.	1,838,911
153,667	U.S. Bancorp	3,136,343
334,623	Wells Fargo & Co.	8,184,879

		13,160,133

Communications Equipment — 2.3%
420,689	Cisco Systems, Inc.*	9,259,365
33,197	JDS Uniphase Corp.*	194,534
49,444	QUALCOMM, Inc.	2,284,807
126,767	Tellabs, Inc.*	735,249

		12,473,955

Computers & Peripherals — 5.0%
14,158	Apple, Inc.*(a)	2,313,275
438,253	Dell, Inc.*	5,863,825
122,677	EMC Corp.*	1,847,516
53,084	International Business Machines Corp.	6,260,196
661,570	Seagate Technology	7,965,303
130,852	Sun Microsystems, Inc.*	1,199,913
71,641	Western Digital Corp.*	2,167,140

		27,617,168

Construction & Engineering* — 0.1%
1,406	Jacobs Engineering Group, Inc.	57,618
7,596	URS Corp.	384,357

		441,975

Consumer Finance — 0.4%
64,747	American Express Co.(b)	1,834,283
10,712	AmeriCredit Corp.*	168,071

		2,002,354

Containers & Packaging — 0.0%
4,293	Packaging Corp. of America	84,443
6,918	Sonoco Products Co.	183,189

		267,632

Diversified Financial Services — 3.4%
456,858	Bank of America Corp.	6,756,930
1,534,203	Citigroup, Inc.	4,863,423
127,817	JPMorgan Chase & Co.	4,940,127

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — (continued)
83,120	Moody’s Corp.	$1,973,269

		18,533,749

Diversified Telecommunication Services — 1.7%
337,470	AT&T, Inc.	8,851,838
12,940	CenturyTel, Inc.	406,187

		9,258,025

Electric Utilities — 2.0%
301,575	Duke Energy Corp.	4,668,381
121,100	Exelon Corp.(b)	6,159,146

		10,827,527

Electrical Equipment — 0.7%
105,658	Emerson Electric Co.	3,843,838

Electronic Equipment, Instruments & Components* — 1.0%
26,116	Arrow Electronics, Inc.	673,009
46,954	Avnet, Inc.	1,145,678
201,625	Ingram Micro, Inc.	3,391,333
8,824	Tech Data Corp.	308,222

		5,518,242

Energy Equipment & Services — 1.6%
112,978	Exterran Holdings, Inc.*(b)	1,964,687
124,945	Patterson-UTI Energy, Inc.(b)	1,725,490
97,142	Schlumberger Ltd.	5,197,097
753	Unit Corp.*	23,863

		8,911,137

Food & Staples Retailing — 2.6%
222,522	Wal-Mart Stores, Inc.	11,099,397
110,636	Walgreen Co.	3,435,248

		14,534,645

Food Products — 1.9%
179,126	Archer-Daniels-Midland Co.(b)	5,395,275
33,071	Bunge Ltd.(b)	2,313,978
37,013	Hormel Foods Corp.	1,329,137
143,737	Tyson Foods, Inc.	1,642,914

		10,681,304

Health Care Equipment & Supplies — 0.6%
5,151	Beckman Coulter, Inc.	324,462
35,060	Boston Scientific Corp.*	376,544
17,916	Hologic, Inc.*	263,186
4,633	IDEXX Laboratories, Inc.*(b)	230,816
53,155	Stryker Corp.(b)	2,066,666

		3,261,674

Health Care Providers & Services* — 1.1%
211,809	Coventry Health Care, Inc.	4,871,607

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services*— (continued)
32,024	Humana, Inc.(b)	$1,051,989
3,852	WellPoint, Inc.	202,769

		6,126,365

Hotels, Restaurants & Leisure — 0.5%
99,730	Carnival Corp.	2,791,443
2,205	McDonald’s Corp.	121,407

		2,912,850

Household Durables — 0.3%
75,429	Harman International Industries, Inc.	1,861,588

Household Products — 2.1%
84,533	Colgate-Palmolive Co.	6,123,571
97,196	The Procter & Gamble Co.	5,395,350

		11,518,921

Independent Power Producers & Energy Traders* — 0.1%
378,997	Dynegy, Inc.	761,784

Industrial Conglomerates — 1.4%
2,139	Carlisle Cos., Inc.	67,015
443,025	General Electric Co.	5,936,535
53,520	Tyco International Ltd.	1,617,374

		7,620,924

Insurance — 1.2%
61,923	MetLife, Inc.	2,102,286
50,572	Prudential Financial, Inc.	2,238,822
133,557	Unum Group(b)	2,506,865

		6,847,973

Internet & Catalog Retail* — 0.7%
37,248	Amazon.com, Inc.	3,194,389
76,985	Liberty Media Corp. — Interactive	512,720

		3,707,109

Internet Software & Services* — 1.6%
16,151	Google, Inc.	7,155,700
75,024	VeriSign, Inc.	1,533,491

		8,689,191

IT Services — 1.7%
266,041	Accenture Ltd.	9,330,058
3,434	NeuStar, Inc.*	77,883

		9,407,941

Life Sciences Tools & Services* — 0.1%
17,023	Thermo Fisher Scientific, Inc.	770,801

Machinery — 0.7%
31,280	AGCO Corp.*(a)(b)	984,069

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
8,559	Eaton Corp.	$444,383
62,975	The Toro Co.(b)	2,182,713
4,082	Trinity Industries, Inc.	56,985

		3,668,150

Media — 3.0%
228,991	Comcast Corp.	3,402,806
47,898	Comcast Corp. Special Class A	670,093
81,556	News Corp.	842,473
23,841	News Corp. Class B(b)	286,569
62,612	Scripps Networks Interactive	2,021,115
64,380	The Walt Disney Co.	1,617,226
284,957	Time Warner, Inc.	7,596,954

		16,437,236

Metals & Mining — 1.7%
10,975	Alcoa, Inc.	129,066
24,957	Allegheny Technologies, Inc.(b)	675,836
36,342	Commercial Metals Co.	601,097
27,630	Nucor Corp.	1,228,706
132,230	Reliance Steel & Aluminum Co.	4,457,473
39,878	Schnitzer Steel Industries, Inc.(b)	2,144,240

		9,236,418

Multiline Retail — 2.4%
20,506	Big Lots, Inc.*	472,458
104,727	Dollar Tree, Inc.*	4,830,009
242,608	Family Dollar Stores, Inc.	7,622,744

		12,925,211

Oil, Gas & Consumable Fuels — 10.3%
90,651	Alpha Natural Resources, Inc.*(b)	3,019,585
6,080	Apache Corp.	510,416
5,363	Arch Coal, Inc.	93,370
127,157	Chevron Corp.	8,833,597
54,998	Cimarex Energy Co.(b)	1,967,828
194,613	ConocoPhillips	8,506,534
221,568	Devon Energy Corp.	12,870,885
20,086	EXCO Resources, Inc.*	275,982
268,228	Exxon Mobil Corp.	18,880,569
21,906	Occidental Petroleum Corp.	1,562,774
1,212	Valero Energy Corp.	21,816

		56,543,356

Paper & Forest Products — 0.0%
3,672	International Paper Co.	69,070

Pharmaceuticals — 7.3%
37,350	Bristol-Myers Squibb Co.	811,989
426,277	Eli Lilly & Co.	14,872,804
74,895	Forest Laboratories, Inc.*	1,934,538
78,372	Johnson & Johnson	4,772,071

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
72,972	Merck & Co., Inc.(b)	$2,189,890
750,776	Pfizer, Inc.(b)	11,959,862
128,568	Schering-Plough Corp.	3,408,338

		39,949,492

Professional Services — 0.4%
41,841	Manpower, Inc.	2,006,276

Real Estate Investment Trusts — 2.5%
14,935	AvalonBay Communities, Inc.(b)	869,217
30,229	Federal Realty Investment Trust(b)	1,724,565
33,940	Kimco Realty Corp.	333,970
9,031	Liberty Property Trust	250,791
56,426	Plum Creek Timber Co., Inc.(b)	1,765,005
126,477	Rayonier, Inc.(b)	4,931,338
34,238	Regency Centers Corp.	1,098,355
54,199	Simon Property Group, Inc.(b)	3,019,968

		13,993,209

Road & Rail* — 0.1%
53,106	Hertz Global Holdings, Inc.	501,321

Semiconductors & Semiconductor Equipment — 2.5%
73,248	Broadcom Corp.*	2,067,791
44,415	Cypress Semiconductor Corp.*	471,687
8,876	Fairchild Semiconductor International, Inc.*	78,375
15,392	Integrated Device Technology, Inc.*	104,204
314,708	Intel Corp.	6,058,129
62,841	LSI Corp.*	325,516
193,174	Texas Instruments, Inc.	4,645,835

		13,751,537

Software — 4.9%
285,331	Activision Blizzard, Inc.*	3,267,040
841,299	Microsoft Corp.	19,787,352
146,386	Oracle Corp.	3,239,522
55,274	Symantec Corp.*	825,241

		27,119,155

Specialty Retail — 2.3%
5,222	Aeropostale, Inc.*	190,081
119,823	PetSmart, Inc.	2,680,441
107,938	Ross Stores, Inc.	4,758,986
131,291	The TJX Cos., Inc.	4,756,673

		12,386,181

Tobacco — 3.8%
223,329	Lorillard, Inc.	16,463,814

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Tobacco — (continued)
94,766	Philip Morris International, Inc.	$4,416,096

		20,879,910

Wireless Telecommunication Services — 1.1%
67,221	NII Holdings, Inc.*	1,547,427
961,418	Sprint Nextel Corp.*	3,845,672
18,048	Telephone & Data Systems, Inc.	464,556

		5,857,655

TOTAL COMMON STOCKS		$538,017,857

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.2%
Joint Repurchase Agreement Account II
$12,100,000	0.204%	08/03/09	$12,100,000
Maturity Value: $12,100,206

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$550,117,857

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 9.8%
Boston Global Investment Trust - Enhanced Portfolio II
53,779,106	0.405%	$53,617,769

TOTAL INVESTMENTS — 109.9%		$603,735,626

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(54,265,927)

NET ASSETS — 100.0%		$549,469,699

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(b) All or a portion of security is on loan.
(c) Joint repurchase agreement was entered into on July 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At July 31, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	166	September 2009	$8,170,520	$539,168

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$580,286,701

Gross unrealized gain	51,974,857
Gross unrealized loss	(28,525,932)

Net unrealized security gain	$23,448,925

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Balanced
	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$78,946,728	$—	$—
Fixed Income
U.S. Treasuries, Government Guarantee Obligations and Agencies	1,107,420	2,495,501	—
Municipal Bonds	—	51,701	—
Corporate Bonds	—	10,671,212	—
Foreign Debt and Government Guarantee Obligations	—	4,208,267	—
Mortgage-Backed Obligations	—	28,762,439	—
Asset-Backed Securities	—	2,589,839	—
Short-term Investments	—	1,995,260	—
Derivatives	78,179	425,970	—

Total	$80,132,327	$51,200,189	$—

Liabilities
Derivatives	$(10,335)	$(761,697)	$—

Structured Large Cap Growth
	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$780,913,345	$—	$—
Short-term Investments	—	90,326,744	—
Derivatives	1,092,248	—	—

Total	$782,005,593	$90,326,744	$—

Structured Large Cap Value
	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$918,791,251	$—	$—
Short-term Investments	—	101,725,480	—
Derivatives	1,498,247	—	—

Total	$920,289,498	$101,725,480	$—

Structured Small Cap Equity
	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$516,421,016	$—	$—
Short-term Investments	—	98,463,924	—
Derivatives	952,907	—	—

Total	$517,373,923	$98,463,924	$—

Structured Small Cap Growth
	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$35,448,504	$—	$—
Short-term Investments	—	3,530,616	—
Derivatives	49,975	—	—

Total	$35,498,479	$3,530,616	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Structured Small Cap Value
	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$130,020,298	$—	$—
Short-term Investments	—	16,671,292	—
Derivatives	208,987	—	—

Total	$130,229,285	$16,671,292	$—

Structured U.S. Equity
	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$538,017,857	$—	$—
Short-term Investments	—	65,717,769	—
Derivatives	539,168	—	—

Total	$538,557,025	$65,717,769	$—

Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

     Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are “marked-to-market” daily at the applicable forward rate and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

     Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

     Swap Contracts — The Balanced Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The Fund may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Fund may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books.

     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, which are recorded as a realized gain or loss ratably beginning on the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses on the Statements of Operations. The Fund may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     Credit default swaps meet the definition of a credit derivative as defined by the Financial Accounting Standards Board (“FASB”) Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The Fund’s credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

On July 31, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Balanced Fund’s derivatives and hedging activities. The following tables set forth the gross value of the Fund’s derivative contracts by certain risk types as of July 31, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Balanced	As of July 31, 2009
Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$493,168	59	$(13,337)		51
Credit	—	—	(756,536)		5
Equity	10,981	2	—		—
Currencies	—	—	(2,159)		1

Derivative contracts, at value	$504,149	61	$(772,032	)(a)	57

(a) Amount includes $759,538, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amount and for which the Fund is entitled to a full return.

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.

     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments The effect of changes in foreign currency exchange rates on fixed income securities sold during the period are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized gain (loss) on foreign currency related transactions. The effect of changes in foreign currency exchange rates on fixed income securities held during the period are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net change in unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

Non U.S. currency symbols utilized throughout the report are defined as follows:

EUR = Euro	KRW = South Korean Won

Mortgage-Backed and Asset-Backed Securities — The Balanced Fund may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.

     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ''IO’’ and/or the high coupon rate with relatively low principal amount, or ''IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ''PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.

Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage dollar rolls (“dollar rolls”) in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund treats dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Fund will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other party.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Balanced	$1,100,000

Structured Large Cap Growth	17,500,000

Structured Large Cap Value	21,200,000

Structured Small Cap Equity	12,000,000

Structured Small Cap Growth	900,000

Structured Small Cap Value	3,100,000

Structured U.S. Equity	12,100,000

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$6,350,000,000	0.21%	08/03/09	$6,350,111,125

Barclays Capital, Inc.	2,000,000,000	0.19	08/03/09	2,000,031,667

Barclays Capital, Inc.	15,000,000,000	0.20	08/03/09	15,000,250,000

Barclays Capital, Inc.	1,150,000,000	0.21	08/03/09	1,150,020,125

Citigroup Global Markets, Inc.	3,000,000,000	0.21	08/03/09	3,000,052,500

Credit Suisse Securities (USA) LLC	1,000,000,000	0.19	08/03/09	1,000,015,833

Credit Suisse Securities (USA) LLC	2,975,000,000	0.22	08/03/09	2,975,054,542

Deutsche Bank Securities, Inc.	3,950,000,000	0.20	08/03/09	3,950,065,833

Deutsche Bank Securities, Inc.	250,000,000	0.25	08/03/09	250,005,208

JPMorgan Securities	2,765,000,000	0.21	08/03/09	2,765,048,388

JPMorgan Securities	1,000,000,000	0.22	08/03/09	1,000,018,333

Merrill Lynch & Co., Inc.	950,000,000	0.21	08/03/09	950,016,625

Morgan Stanley & Co.	3,400,000,000	0.20	08/03/09	3,400,056,668

Morgan Stanley & Co.	1,000,000,000	0.21	08/03/09	1,000,017,500

RBS Securities, Inc.	500,000,000	0.23	08/03/09	500,009,583

UBS Securities LLC	1,000,000,000	0.18	08/03/09	1,000,015,000

UBS Securities LLC	3,275,000,000	0.20	08/03/09	3,275,054,583

Wachovia Capital Markets	550,000,000	0.21	08/03/09	550,009,625

TOTAL				$50,115,853,138

At July 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.125% to 6.900%, due 03/22/10 to 08/03/37; Federal Home Loan Bank, 0.000% to 7.125%, due 08/07/09 to 09/14/35; Federal Home Loan Mortgage Corp., 0.000% to 15.000%, due 09/29/09 to 07/01/39; Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities, 0.000%, due 01/15/18; Federal National Mortgage Association, 0.000% to 12.500%, due 08/01/09 to 01/01/49; Federal National Mortgage Association Interest-Only Stripped Securities, 0.000% due 05/15/20; Government National Mortgage Association, 4.000% to 6.000%, due 07/15/35 to 07/15/39; Tennessee Valley Authority, 0.000% to 6.790%, due 01/18/11 to 04/01/56; U.S. Treasury Inflation Protected Securities, 1.375% to 4.250%, due 01/15/10 to 01/15/25; U.S. Treasury Bonds, 6.625% to 8.750%, due 02/15/20 to 02/15/27; U.S. Treasury Notes, 0.875% to 4.875%, due 09/30/09 to 05/15/19 and U.S. Cash Management Bill, 0.000% due 06/10/10. The aggregate market value of the collateral, including accrued interest, was $51,248,730,540.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent and the collateral not be sufficient to cover the cost of repurchasing securities on loan.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2009

* Print the name and title of each signing officer under his or her signature.